                          CATHAY SECURITIES FUND, INC.

                                  Annual Report

                                December 31, 2001

TABLE OF CONTENTS


Statement of Assets and Liabilities                                    1

Statement of Operations                                                2

Statement of Changes in Net Assets                                     3

Statement of Cash Flows                                                4

Financial Highlights                                                   5

Notes to the Financial Statements                                      6

Schedule of Investments                                                9

Report of Independent Auditor                                         39

CATHAY SECURITIES FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS
    Investments in securities and loans at fair value                    $   1,093,965,487
      (Cost $1,084,826,985)
    Cash                                                                       160,118,170
    Receivables:
       Interest                                                                  7,479,890
       Due from servicer                                                            24,800
    Prepaid expenses                                                                 9,375
    Other assets                                                                   250,288
                                                                         ------------------
    Total assets                                                             1,261,848,010
                                                                         ------------------

LIABILITIES

    Due to servicer                                                                250,288
    Dividend declared                                                            3,892,605
    Other liabilities                                                              203,039
                                                                         ------------------
    Total liabilities                                                            4,345,932
                                                                         ------------------

NET ASSETS                                                               $    1,257,502,078
                                                                         ==================

NET ASSETS CONSIST OF:
    Paid-in-capital (Par value of $.001 per share; 30,000,000            $          12,444
        authorized; 12,443,828 issued and outstanding)
    Additional paid-in-capital                                               1,244,370,358
    Accumulated realized losses on investments                                  (2,126,452)
    Undistributed net investment income                                          6,107,226
    Net unrealized appreciation of investments                                   9,138,502
                                                                         ------------------

                                                                         $    1,257,502,078
                                                                         ==================

    Net asset value per share                                            $           101.05
                                                                         ==================

                 See accompanying notes to financial statements

CATHAY SECURITIES FUND, INC.
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2001

Net investment income:
    Interest income                                                 $     79,340,829

Expenses:
    Other service                                                             14,988
    Legal fees                                                                93,823
    Management fee                                                           600,000
    Custodian fee                                                            120,000
    Director fee                                                              13,500
    Insurance                                                                 18,126

                                                                    -----------------
  Total expenses                                                             860,437
                                                                    -----------------

Net investment income                                                     78,480,392

Net realized and unrealized gain from Investments:
    Net realized losses on investments                                    (2,126,452)
    Net change in unrealized appreciation on investments                  14,898,915
                                                                    -----------------
Net increase in net assets resulting from operations                $     91,252,855
                                                                    =================

                 See accompanying notes to financial statements

CATHAY SECURITIES FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 AND FOR THE PERIOD FROM JULY 17, 2000 (COMMENCEMENT OF OEPRATIONS) TO DECEMBER 31, 2000

                                                         DECEMBER 31, 2001    DECEMBER 31, 2000
                                                       -----------------------------------------
Increase in net assets from operations:
Net investment income                                   $       78,480,392      $    46,861,946
Net realized losses                                             (2,126,452)                   -
Net change in unrealized appreciation on investments            14,898,915           (5,760,413)

                                                       -----------------------------------------
Increase in net assets resulting from operations                91,252,855           41,101,533

Distributions to shareholder                                   (73,587,531)         (45,647,581)


Capital share transactions
  Shares issued                                                          -        1,244,382,802
  Shares redeemed                                                        -               (1,000)
                                                       -----------------------------------------
Net increase from capital share transactions                             -        1,244,381,802

Net increase in net assets                                      17,665,324        1,239,835,754

Net assets, beginning of period                              1,239,836,754                1,000
                                                       -----------------------------------------
Net assets, end of period                               $    1,257,502,078      $ 1,239,836,754
                                                       =========================================

                 See accompanying notes to financial statements

CATHAY SECURITIES FUND, INC.
STATEMENT OF CASH FLOWS
FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                              DECEMBER 31, 2001
                                                                            --------------------
Cash flows from operating activities:
    Net increase in net assets resulting from operations                     $       91,252,855
    Adjustments to reconcile net income to net cash used in operating activities:

      Changes in operating assets and liabilities:
        Change in unrealized appreciation on investments                            (14,898,915)
        Net realized losses                                                           2,126,452
        Proceeds from sale, paydown and maturity of investments                     376,363,908
        Investments purchased                                                      (315,004,824)
        Increase in accrued interest receivables                                      1,975,281
        Decrease in due from servicer                                                 2,704,146
        Increase in prepaid expenses                                                       (625)
        Increase in other assets                                                       (250,288)
        Decrease in due to servicer                                                  (7,181,298)
        Increase in other liabilities                                                   203,039
                                                                            --------------------

          Net cash provided by operating activities                                 137,289,731

Cash flows from financing activities:
       Distribution from investment income                                          (71,342,507)

                                                                            --------------------
         Net cash used in financing activities                                      (71,342,507)


         Net increase in cash                                                        65,947,226

Cash, beginning of period                                                            94,170,944
                                                                            --------------------
Cash, end of period                                                          $      160,118,170
                                                                            ====================

                 See accompanying notes to financial statements

CATHAY SECURITIES FUND, INC.
FINANCIAL HIGHLIGHTS
FOR THE PERIOD ENDED DECEMBER 31, 2001

Selected Share and Per Share Data:
Net asset value, beginning of period                               $          99.63
Net investment income                                                          6.30
Net realized and unrealized gain on investments                                1.03
                                                                  ------------------
Increase in net asset value from operations                                    7.33
                                                                  ------------------

Distributions from net investment income                                      (5.91)

                                                                  ------------------
Net asset value, end of period                                     $         101.05
                                                                  ==================

Total return                                                                  7.36%

Ratios to average net assets(1)
  Expenses(1)                                                                 0.07%

  Net investment income                                                       6.28%

  Portfolio turnover rate                                                    28.17%

Net asset value, end of period                                     $  1,257,502,078
Shares outstanding, end of period                                        12,443,828



(1) AVERAGE NET ASSETS IS CALCULATED AS THE AVERAGE OF THE AMOUNT OF THE NET ASSET BALANCES AT DECEMBER 31, 2001 AND DECEMBER 31, 2000.

                 See accompanying notes to financial statements

                          CATHAY SECURITIES FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1 - Significant Accounting Policies

Cathay Securities Fund, Inc. ("CSFI") and its wholly owned subsidiary, a limited liability corporation, (together, the "Fund") is a wholly-owned subsidiary of Cathay Bank ("Bank"), which is a wholly-owned subsidiary of Cathay Bancorp, Inc. ("Bancorp").

The Fund is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a non-diversified, closed-end investment management company. The Fund invests in agency securities, municipal bonds, corporate bonds, mortgage-backed securities, collateralized obligation securities, residential mortgages, commercial mortgages, real estate construction loans, commercial loans and international loans.

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.


A. LOAN AND OTHER SECURITY VALUATION. Loans are valued using the Fund's valuation procedures, which ascertain the current value of a loan based on fundamental analysis. In valuing a loan, the Manager will consider, among other factors, the creditworthiness of the borrower and the current interest rate, period until next interest rate reset and maturity date of the loan. At December 31, 2001, the Fund's limited liability corporation held title to loans valued at $775,596,461 representing 70.90% of its total investments. The market value of these loans can only be established by negotiation between parties in a sales transaction. Due to the uncertainty inherent in the valuation process, the fair value as determined may materially differ from the market values that would have been used had a ready market for these loans existed.

     For securities, the Manager may consider prices or quotations, if any, provided by banks, dealers or pricing services which may represent the prices at which secondary market transactions in the securities held by the Fund have or could have occurred. Debt securities traded in the over-the-counter market are valued based on broker quotations. Securities other than loans and securities for which reliable quotations are not readily available will be valued at their respective fair values as determined in good faith by, or under procedures established by, the Board of Directors of the Fund. Investments in securities maturing in less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Security transactions are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income on investments is accrued daily. Premiums and discounts are amortized utilizing the interest method. Loans funded or purchased are reported net of origination fees received. The non-refundable origination fees are amortized using the effective yield over the term of the loan. No such fees are recognized on loans that have been placed on non-accrual status. Interest income is recorded on an accrual basis at the then current loan rate utilizing the interest method. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on non-accrual loans are generally applied as a reduction to the recorded investment of the loan. Loans are returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance.

D. DISTRIBUTION POLICIES. The Fund intends to distribute substantially all of its taxable income to its shareholders on an annual basis.

E. USE OF ESTIMATES. Management of the Fund has made a number of estimates and assumptions relating to the reporting of assets, liabilities, revenues and expenses and contingencies to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

NOTE 2 - Dividends

The fund paid the following dividends from net investment income:

PER SHARE AMOUNT           DECLARATION DATE          RECORD DATE        PAYABLE DATE
----------------           ----------------          -----------        ------------
       $5.60                   12/06/2001             12/06/2001          12/10/2001
       $0.31                   12/31/2001             12/31/2001           1/18/2002

NOTE 3 - Significant Transactions

On July 17, 2000, the Bank purchased 12,443,828 shares of the Fund in exchange for securities and loans with a fair value of $1,244,382,802. Simultaneous, the Fund transferred loans in the amount of $892,967,460 to its subsidiary, Cathay Special Holdings, LLC ("CSH") in exchange for 100% of ownership. On April 26, 2001, the loan portfolio was consolidated in CSH. The other three limited liability corporation subsidiaries were closed in 2001.

For the year ended December 31, 2001, the cost of purchases in U.S. Government securities totaled $25,123,963. There were no principal repayments or sale of investments in U.S. Government securities in 2001. The cost of purchases and the proceeds from principal repayments and sale of investments excluding short-term securities and U.S. Government securities totaled $46,264,571 and $32,975,660, respectively.

NOTE 4 - Affiliated Transactions

The Fund is managed by Elena Chan, an employee of the Fund and Cathay Bank. There is no fee charged for management of the Fund. The Fund has entered into a Fund Accounting Agreement with the Bank whereby the Bank will maintain books and records and perform accounting services for the Fund. The fee charged by the Bank under this Agreement is $600,000 per annum.

The Fund has entered into a custodian contract with the Bank for asset custodial services. The Fund agreed to pay the Bank a fee of $120,000 per annum.

As of December 31, 2001, cash balances maintenance at Cathay Bank were $160,118,170; due from Cathay Bank were $24,800; due to Cathay Bank was $250,288; and dividends payable to Cathay Bank were $3,892,605.

In accordance with Section 23(c) of the Investment Company Act of 1940, and Rule 23c-1 under the Investment Company Act of 1940, the Fund may from time to time purchase shares of common stock of the

Fund in the open market and in privately negotiated transactions. Since the initial contribution of assets to the Fund, there have been additional purchases or sales of securities between the Fund and the Bank.

NOTE 5 - Regulatory Developments

In August 2000, the staff of the United States Securities and Exchange Commission (the "Commission") completed an examination of the Fund. Subsequent to the examination, the Commission staff sent a letter to the Fund indicating that the Fund should not be eligible to be registered as an investment company due to the failure to meet certain statutory requirements of the 1940 Act, and requested that the Fund voluntarily de-register. In its response to the Commission staff, the Fund stated that it disagrees with certain factual statements and conclusions of law contained in the staff's findings and set forth the basis for its belief based on advice of counsel, which was included, that the Fund was formed in compliance with regulatory requirements.

In December 2000, the Fund received another letter from the Commission staff similar to the initial letter. The Fund responded January 12, 2001 and reiterated the basis for its beliefs. In addition, management of the Fund has requested an opportunity to meet with the staff of the Commission to further discuss the issues that have been raised. The impact of the outcome of the above regulatory developments has not been reflected in the accompanying financial statements.

SCHEDULE OF INVESTMENTS

                                                                     LOAN         INTEREST
               CUSTOMER NAME                                       BALANCE          RATE     MATURITY      FAIR VALUE
---------------------------------------------                   ---------------   --------- -----------  ----------------
CATHAY SECURITIES FUND, INC.

COMMERCIAL LOAN

CONFIDENTIAL                                                   $      5,332.98     7.0000%   02/10/2002   $      5,316.64
------------                                                          6,061.99     6.7500%   06/01/2002          6,069.21
This information has been omitted and filed separately with           8,876.58     7.0000%   04/15/2002          8,844.74
the SEC.                                                              9,964.47     5.7500%   04/26/2002          9,921.74
                                                                     10,745.62**   5.7500%   12/01/2001         10,945.44
                                                                     12,428.04     5.7500%   04/19/2002         12,388.63
                                                                     13,066.80     5.0000%   03/25/2002         13,002.14
                                                                     17,405.19     6.7500%   03/29/2002         17,432.67
                                                                     17,972.87     5.7500%   04/16/2002         17,924.49
                                                                     18,107.94     5.0000%   03/20/2002         18,018.34
                                                                     28,231.89     9.0000%   05/01/2012         18,901.79
                                                                     28,231.89     9.0000%   05/01/2012         18,901.79
                                                                     28,231.88     9.0000%   05/01/2012         18,901.79
                                                                     28,231.88     9.0000%   05/01/2012         18,901.79
                                                                     28,231.88     9.0000%   05/01/2012         18,901.79
                                                                     28,231.88     9.0000%   05/01/2012         18,901.79
                                                                     28,231.88     9.0000%   05/01/2012         18,901.79
                                                                     28,231.88     9.0000%   05/01/2012         18,901.79
                                                                     28,231.88     9.0000%   05/01/2012         18,901.79
                                                                     28,231.88     9.0000%   05/01/2012         18,901.79
                                                                     28,231.88     9.0000%   05/01/2012         18,902.11
                                                                     19,411.35     5.7500%   04/25/2002         19,331.20
                                                                     19,808.96     6.2500%   04/18/2002         19,752.89
                                                                     20,000.00     6.5000%   04/25/2002         19,919.92
                                                                     21,030.00     5.7500%   04/19/2002         20,963.32
                                                                     21,413.07     5.7500%   10/15/2002         21,345.17
                                                                     22,360.00     5.7500%   04/19/2002         22,289.10
                                                                     24,836.73     7.0000%   11/20/2004         24,811.95
                                                                     25,300.64     7.5000%   07/01/2005         25,129.11
                                                                     25,338.78     6.2500%   08/01/2007         25,320.72
                                                                     26,215.75     5.7500%   04/26/2002         26,103.32
                                                                     28,500.00     4.7500%   02/26/2002         28,370.05
                                                                     29,853.94     5.7500%   04/26/2002         29,725.90
                                                                     33,540.00     5.0000%   03/19/2002         33,374.03
                                                                     33,764.55     5.7500%   04/22/2002         33,652.09
                                                                     33,899.02     6.0000%   02/20/2003         33,966.40
                                                                     36,048.99     6.5000%   05/01/2003         35,896.72
                                                                     36,230.43     5.0000%   06/09/2003         36,152.03
                                                                     44,992.33     7.0000%   07/29/2006         38,956.52
                                                                     39,232.58     6.5000%   11/15/2002         39,059.91
                                                                     40,480.51     7.0000%   11/12/2002         40,676.56
                                                                     42,204.12     5.0000%   03/18/2002         41,995.28
                                                                     42,000.00     6.5000%   02/28/2002         42,048.25
                                                                     65,197.13     9.0000%   05/01/2012         43,650.91
                                                                     65,873.96     9.0000%   05/01/2012         44,104.23
                                                                     65,873.96     9.0000%   05/01/2012         44,104.23
                                                                     65,873.96     9.0000%   05/01/2012         44,104.23
                                                                     65,873.96     9.0000%   05/01/2012         44,104.23
                                                                     65,873.96     9.0000%   05/01/2012         44,104.23

SCHEDULE OF INVESTMENTS

                                                                     LOAN         INTEREST
               CUSTOMER NAME                                       BALANCE          RATE     MATURITY      FAIR VALUE
---------------------------------------------                   ---------------   --------- -----------  ----------------
                                                                     65,873.96     9.0000%   05/01/2012         44,104.23
CONFIDENTIAL                                                         65,873.96     9.0000%   05/01/2012         44,104.23
------------                                                         65,873.96     9.0000%   05/01/2012         44,104.23
The information has been omitted and filed                           65,873.96     9.0000%   05/01/2012         44,104.23
separately with SEC.                                                 65,873.96     9.0000%   05/01/2012         44,104.23
                                                                     45,155.55     7.0000%   08/30/2004         44,934.60
                                                                     47,590.75     7.0000%   08/10/2002         47,550.07
                                                                     48,032.00     4.5000%   02/28/2002         47,708.74
                                                                     49,260.00     5.7500%   03/27/2002         49,048.73
                                                                     50,000.00     5.0000%   03/19/2002         49,752.58
                                                                     50,000.00     5.8750%   04/12/2002         49,868.03
                                                                     52,586.55     6.0000%   09/01/2007         52,327.78
                                                                     63,027.00     5.5000%   10/31/2002         58,810.13
                                                                     60,000.00     5.7500%   01/23/2002         59,800.17
                                                                     60,000.00     5.5000%   02/01/2002         59,973.70
                                                                     60,000.00     5.5000%   02/28/2002         60,168.78
                                                                     62,577.66     7.0000%   12/30/2002         62,307.97
                                                                     64,832.83     4.7500%   04/23/2002         64,571.43
                                                                     68,133.63     6.2500%   01/17/2002         67,917.12
                                                                     69,779.24     6.0000%   01/01/2003         70,570.46
                                                                     74,136.86     6.7500%   02/16/2003         73,886.47
                                                                     74,521.88     7.0000%   05/01/2003         74,119.94
                                                                     80,000.00     6.5000%   02/25/2002         79,665.22
                                                                     80,000.00     4.7500%   02/19/2002         79,709.11
                                                                     80,000.00     5.7500%   03/05/2002         79,746.33
                                                                     80,316.00     5.7500%   03/28/2002         79,958.71
                                                                     81,000.00     4.3950%   03/18/2002         80,586.91
                                                                     80,000.00     5.0000%   03/24/2002         80,789.11
                                                                     83,075.97     6.7500%   06/01/2007         83,068.92
                                                                     87,614.60     4.7500%   03/14/2002         87,023.88
                                                                     89,676.56 *   6.7500%   06/30/2001         87,623.88
                                                                     90,000.00     6.5000%   04/22/2002         89,720.88
                                                                     90,492.77     5.5000%   10/15/2004         90,198.29
                                                                     90,574.05     5.0000%   06/09/2003         90,378.07
                                                                    141,182.74     9.0000%   05/01/2012         94,525.21
                                                                    100,000.00     3.6000%   09/15/2002         98,092.40
                                                                    100,000.00**   4.1000%   12/01/2001         99,204.09
                                                                    100,000.00     4.7500%   02/25/2002         99,570.42
                                                                    100,000.00     6.2500%   04/26/2002         99,578.06
                                                                     99,525.52     5.0000%   04/30/2002        103,452.81
                                                                    169,358.73     9.0000%   05/01/2012        113,389.68
                                                                    116,595.11     6.0000%   01/21/2005        116,235.13
                                                                    125,000.00     6.5000%   11/12/2002        124,815.46
                                                                    128,050.83     6.2500%   01/17/2002        127,688.38
                                                                    129,000.00     5.2500%   02/21/2002        128,620.79
                                                                    134,006.60     6.7500%   11/05/2006        133,051.07
                                                                    141,186.50     4.7500%   04/19/2002        140,691.77
                                                                    142,447.80     5.7500%   08/05/2004        142,320.57
                                                                    144,537.38     5.0000%   03/26/2002        143,822.13
                                                                    150,000.00     5.6500%   04/15/2002        149,199.74
                                                                    155,000.00     7.2500%   01/04/2002        154,211.44
                                                                    235,264.56     9.0000%   05/01/2012        157,515.02
                                                                    160,821.58     6.2500%   01/17/2002        160,115.09

SCHEDULE OF INVESTMENTS

                                                                     LOAN         INTEREST
               CUSTOMER NAME                                       BALANCE          RATE     MATURITY      FAIR VALUE
---------------------------------------------                   ---------------   --------- -----------  ----------------
                                                                    163,052.26     5.0000%   06/09/2003        162,699.45
CONFIDENTIAL                                                        167,270.00     5.7500%   04/26/2002        166,552.60
------------                                                        172,535.77     6.5000%   10/15/2004        171,097.83
The information has been omitted and filed                          174,000.00     6.5000%   09/30/2002        173,177.60
separately with SEC.                                                175,000.00**   6.5000%   12/27/2001        175,233.82
                                                                    264,509.59     9.0000%   05/01/2012        177,049.23
                                                                    180,000.00     5.7500%   01/01/2002        179,974.25
                                                                    187,908.87     7.0000%   07/27/2002        187,207.77
                                                                    192,059.07     5.7500%   04/09/2002        191,498.49
                                                                    195,000.00     4.3950%   03/19/2002        194,005.52
                                                                    194,454.62     5.2500%   06/01/2003        193,992.63
                                                                    196,586.13     7.0000%   04/15/2004        195,382.65
                                                                    199,943.22     6.5000%   03/01/2002        199,967.06
                                                                    200,000.00     6.2500%   08/01/2002        200,074.17
                                                                    207,000.00     4.2500%   09/01/2002        203,920.48
                                                                    211,686.75     6.7500%   06/06/2005        210,992.95
                                                                    213,131.99     6.0000%   09/01/2004        212,600.64
                                                                    218,502.08     6.2500%   09/01/2002        218,583.12
                                                                    220,000.00     4.7500%   04/16/2002        219,316.18
                                                                    228,457.46     6.2500%   11/03/2006        228,459.69
                                                                    230,625.36     5.0000%   11/15/2004        229,804.40
                                                                    240,000.00     5.9000%   08/16/2002        238,985.33
                                                                    244,501.02     6.5000%   09/01/2002        243,149.54
                                                                    245,000.00     4.7500%   04/27/2002        243,882.88
                                                                    244,996.66     5.7500%   04/01/2002        244,636.22
                                                                    248,387.49     6.5000%   04/02/2002        247,975.94
                                                                    250,000.00     5.7500%   07/31/2002        248,681.18
                                                                    249,959.23     6.2500%   06/10/2004        249,582.27
                                                                    250,932.46     7.0000%   02/10/2002        250,158.76
                                                                    254,881.50     5.0000%   11/15/2004        253,974.20
                                                                    255,000.00     6.2500%   05/01/2002        255,032.07
                                                                    266,782.72     5.2500%   06/01/2004        266,570.41
                                                                    269,070.94     6.5000%   04/10/2002        268,638.93
                                                                    273,000.00     6.0000%   03/26/2002        273,029.87
                                                                    280,000.00**   5.0000%   12/15/2001        279,231.04
                                                                    290,859.76     6.0000%   11/26/2004        289,767.83
                                                                    300,000.00     3.3500%   11/05/2002        295,868.49
                                                                    300,000.00     6.0000%   05/15/2002        297,466.06
                                                                    300,000.00     5.0000%   02/21/2002        299,015.43
                                                                    300,000.00     5.7500%   01/01/2002        299,982.08
                                                                    301,682.09**   5.7500%   11/20/2001        300,725.51
                                                                    306,633.82     7.0000%   03/20/2004        304,794.01
                                                                    322,830.24     5.7500%   06/01/2009        322,198.59
                                                                    341,120.70     5.5000%   01/15/2008        338,294.92
                                                                    350,000.00**   6.8000%   12/21/2001        348,219.39
                                                                    349,000.00     7.0000%   01/30/2002        351,622.87
                                                                    355,066.57     6.5000%   04/02/2002        354,478.26
                                                                    375,922.00     5.7500%   10/02/2004        375,427.47
                                                                    381,368.00     5.7500%   04/26/2002        379,732.37
                                                                    386,577.50     6.0000%   03/27/2005        385,126.24
                                                                    400,000.00     3.9500%   01/16/2002        397,715.99
                                                                    400,000.00     5.2500%   07/01/2002        399,803.90
                                                                    413,115.42     5.7500%   03/05/2002        412,721.20

SCHEDULE OF INVESTMENTS

                                                                     LOAN         INTEREST
               CUSTOMER NAME                                       BALANCE          RATE     MATURITY      FAIR VALUE
---------------------------------------------                   ---------------   --------- -----------  ----------------
                                                                    450,000.00     4.4038%   03/26/2002        447,714.85
CONFIDENTIAL                                                        450,000.00     6.0000%   06/01/2002        449,410.00
------------                                                        500,000.00     4.8500%   08/03/2002        494,880.44
The information has been omitted and filed                          490,409.98    11.7500%   01/05/2002        505,720.30
separately with SEC.                                                514,513.79**   4.7500%   12/15/2001        517,421.24
                                                                    508,763.00     9.1250%   12/01/2002        514,538.18
                                                                    520,000.00     5.0000%   07/25/2002        520,267.36
                                                                    547,500.87     7.0000%   08/20/2007        541,267.88
                                                                    552,970.13     5.7500%   02/27/2002        550,598.53
                                                                    568,684.00     4.7500%   02/19/2002        566,841.33
                                                                    572,808.00     5.7500%   04/18/2002        571,083.23
                                                                    600,000.00     5.7500%   04/28/2002        597,312.56
                                                                    600,000.00     5.0000%   04/01/2002        599,454.58
                                                                    609,127.84     5.2500%   10/26/2004        606,391.45
                                                                    615,025.21     5.7500%   05/28/2002        615,468.91
                                                                    627,489.00     5.6500%   03/20/2002        625,775.46
                                                                    650,000.00     6.0000%   05/15/2002        647,567.95
                                                                    699,556.66     6.0000%   05/30/2002        699,786.56
                                                                    712,763.80     4.7500%   02/22/2002        709,890.00
                                                                    718,554.31     6.2500%   11/20/2003        716,397.44
                                                                    730,000.00     5.7500%   10/17/2002        728,035.11
                                                                    720,605.45     7.9100%   07/01/2003        721,083.97
                                                                    740,884.63     6.0000%   05/01/2002        740,820.74
                                                                    763,916.26     5.0000%   11/30/2002        761,091.97
                                                                    780,000.00     6.5000%   02/22/2002        777,493.91
                                                                    800,000.00     6.0000%   05/30/2002        800,263.37
                                                                    808,012.14     5.7500%   01/05/2006        807,438.87
                                                                    813,202.71     5.7500%   05/31/2002        809,195.46
                                                                    817,991.70     5.7500%   05/31/2002        812,757.51
                                                                    846,121.69     6.2500%   11/01/2002        843,655.02
                                                                    850,000.00     5.7500%   05/22/2002        846,737.82
                                                                    887,665.00     6.0000%   11/20/2006        882,085.22
                                                                    900,000.00     5.7500%   02/16/2002        897,443.83
                                                                    923,000.00     6.0000%   08/31/2002        923,818.87
                                                                    949,273.70     8.7700%   11/22/2003        973,980.37
                                                                  1,065,000.00     5.7500%   02/01/2002      1,065,506.09
                                                                  1,140,000.00     5.7500%   09/05/2002      1,135,498.18
                                                                  1,200,000.00**   5.2500%   12/31/2001      1,205,211.71
                                                                  1,164,750.22     9.5400%   06/01/2003      1,197,534.43
                                                                  1,250,000.00     4.4500%   10/01/2002      1,231,737.69
                                                                  2,005,040.98 *   6.0000%   11/16/2000      1,240,379.22
                                                                  1,245,000.00     5.5000%   06/30/2002      1,245,005.83
                                                                  1,260,000.00     5.5000%   05/31/2002      1,253,496.58
                                                                  1,300,000.00     4.7500%   10/01/2002      1,285,564.25
                                                                  1,300,241.55     5.5000%   03/21/2002      1,295,137.60
                                                                  1,300,000.00     5.3750%   11/20/2004      1,298,626.92
                                                                  1,425,170.00     5.5000%   10/31/2002      1,424,122.84
                                                                  1,465,000.00     5.7500%   03/28/2002      1,457,591.31
                                                                  1,479,189.62     5.2500%   12/01/2002      1,474,836.30
                                                                  1,500,000.00     3.7163%   03/27/2002      1,484,791.41
                                                                  1,498,516.42     6.0000%   04/27/2002      1,490,458.73
                                                                  1,464,459.00     9.1700%   08/23/2003      1,504,438.59
                                                                  1,556,775.88     7.0000%   08/20/2017      1,562,056.93

SCHEDULE OF INVESTMENTS

                                                                     LOAN         INTEREST
               CUSTOMER NAME                                       BALANCE          RATE     MATURITY      FAIR VALUE
---------------------------------------------                   ---------------   --------- -----------  ----------------
                                                                  1,539,778.64     8.5000%   12/01/2005      1,608,045.43
CONFIDENTIAL                                                      1,758,318.21     5.5000%   12/20/2003      1,760,733.78
------------                                                      1,900,000.00     5.0000%   08/30/2002      1,898,936.61
The information has been omitted and filed                        1,909,004.00     5.2500%   04/01/2003      1,905,046.88
separately with SEC.                                              1,986,692.84     5.2500%   03/01/2002      1,986,236.35
                                                                  2,000,000.00     5.5000%   10/30/2002      1,998,525.42
                                                                  2,012,411.93     5.2500%   11/01/2002      2,002,881.57
                                                                  2,150,000.00**   5.2500%   12/27/2001      2,150,259.88
                                                                  2,150,648.50     5.7500%   05/28/2002      2,152,204.11
                                                                  2,500,000.00     4.4500%   10/01/2002      2,482,683.41
                                                                  2,692,189.00     5.5000%   03/27/2002      2,679,505.59
                                                                  2,750,000.00     5.1250%   05/01/2002      2,748,136.74
                                                                  2,784,167.13     5.5000%   01/23/2002      2,786,964.00
                                                                  2,811,978.39     6.2500%   03/31/2003      2,810,348.65
                                                                  3,027,538.78     5.5000%   04/15/2002      3,020,298.60
                                                                  3,100,000.00     6.0000%   07/01/2002      3,099,103.73
                                                                  3,560,000.00     5.2500%   09/01/2002      3,550,169.92
                                                                  3,596,504.76     5.7500%   05/31/2002      3,589,599.22
                                                                  3,511,812.01     7.6500%   12/15/2006      3,614,717.44
                                                                  4,000,000.00     6.2500%   05/31/2002      3,977,504.91
                                                                  4,160,009.56     5.0000%   03/13/2002      4,149,530.34
                                                                  4,238,641.73     7.6500%   12/15/2006      4,360,545.17
                                                                  5,233,675.79     3.7500%   10/01/2002      5,225,399.20
                                                                  5,344,640.00     4.2500%   09/30/2002      5,346,027.75
                                                                  5,350,040.00**   5.5000%   12/31/2001      5,349,423.48
                                                                  5,500,000.00     4.7500%   07/23/2002      5,497,682.17
                                                                  5,698,950.26     5.0000%   04/30/2002      5,693,504.81
                                                                  5,893,050.00     5.0000%   11/30/2002      5,865,539.59
                                                                  6,559,750.00     5.0000%   12/01/2004      6,555,171.58
                                                                  6,800,000.00     4.6250%   05/30/2002      6,794,871.77
                                                                  7,000,000.00     4.6250%   05/30/2002      6,993,748.90
                                                                  8,121,732.13     4.5000%   05/01/2002      8,106,802.11
                                                                  9,500,000.00     4.7500%   07/10/2002      9,479,377.47
                                                               ----------------                           ----------------
TOTAL COMMERCIAL LOAN (15.79%) (Cost $198,244,207.65)          $199,943,201.40                            $198,582,494.36


RESIDENTIAL MORTGAGE LOAN

This information has been omitted and filed separately with    $        398.28     9.7500%   01/01/2002   $        396.25
the SEC.                                                              1,086.51     8.7500%   03/01/2002          1,083.94
                                                                      1,347.06    10.0000%   12/01/2016          1,351.77
                                                                      1,539.32    10.1250%   02/01/2002          1,535.95
                                                                      1,605.59     8.7500%   04/01/2002          1,603.51
                                                                      1,986.40     9.0000%   03/01/2002          1,982.81
                                                                      2,229.30     8.7500%   03/01/2002          2,223.54
                                                                      2,954.11     8.7500%   05/01/2002          2,953.45
                                                                      3,109.21     9.1250%   03/01/2002          3,104.12
                                                                      3,401.72     8.7500%   04/01/2002          3,396.12
                                                                      3,567.81     7.7500%   04/01/2002          3,554.28
                                                                      4,434.22    10.0000%   09/01/2002          4,470.63
                                                                      4,514.22     8.7500%   04/01/2002          4,509.11
                                                                      4,824.96    11.5000%   05/01/2002          4,854.95
                                                                      5,499.20    10.0000%   02/01/2005          5,471.22

SCHEDULE OF INVESTMENTS

                                                                     LOAN         INTEREST
               CUSTOMER NAME                                       BALANCE          RATE     MATURITY      FAIR VALUE
---------------------------------------------                   ---------------   --------- -----------  ----------------
                                                                      5,943.53    10.6250%   07/01/2002          5,989.13
CONFIDENTIAL                                                          6,982.40     6.8750%   05/01/2008          6,734.40
------------                                                          7,954.34    10.0000%   06/01/2002          7,987.88
The information has been omitted and filed                            9,171.24     7.5000%   08/01/2003          9,181.90
separately with SEC.                                                  9,325.73    10.6250%   09/01/2002          9,426.18
                                                                      9,514.61    11.0000%   07/01/2002          9,599.04
                                                                      9,297.42    10.2500%   09/01/2004          9,873.84
                                                                     10,127.32     6.3560%   01/01/2003         10,129.44
                                                                      9,440.45     6.3750%   11/01/2008         10,170.12
                                                                     11,773.65     6.3560%   09/01/2008         11,839.52
                                                                     12,424.68     6.8750%   06/01/2008         12,026.35
                                                                     12,210.61     7.5000%   06/01/2003         12,229.44
                                                                     12,944.26     6.3750%   11/01/2008         12,712.70
                                                                     15,571.35     7.2500%   12/01/2011         13,199.49
                                                                     13,650.53     6.8000%   05/19/2007         13,612.02
                                                                     13,664.34     8.2500%   04/01/2004         13,855.91
                                                                     13,502.51     8.3750%   01/01/2026         15,323.20
                                                                     15,322.49     6.5000%   07/01/2014         15,327.54
                                                                     17,414.12     6.8750%   04/01/2009         16,430.12
                                                                     15,861.27     9.2500%   07/01/2006         16,574.60
                                                                     16,567.64    10.1250%   11/01/2005         17,498.31
                                                                     17,553.26     5.7500%   04/01/2014         17,548.07
                                                                     18,649.57     7.0000%   04/01/2008         17,886.71
                                                                     22,777.33     7.8750%   07/01/2011         18,163.49
                                                                     17,500.32     7.3750%   11/01/2025         18,241.61
                                                                     18,442.90     6.8750%   06/01/2008         18,365.42
                                                                     17,055.47     7.8750%   03/01/2014         18,611.83
                                                                     17,055.47     7.8750%   03/01/2014         18,611.83
                                                                     17,740.05     6.3750%   12/01/2013         19,258.37
                                                                     21,094.30     6.6060%   01/01/2025         21,000.57
                                                                     19,325.34     8.7500%   11/01/2006         21,041.09
                                                                     28,134.75     8.2500%   07/01/2015         21,452.47
                                                                     22,457.04     7.5000%   05/01/2023         21,980.44
                                                                     22,862.19     6.3750%   11/01/2008         22,673.39
                                                                     21,952.29     7.5000%   10/01/2013         22,845.85
                                                                     21,680.67     7.8750%   11/01/2014         22,969.54
                                                                     23,941.49     6.6250%   07/01/2023         23,296.41
                                                                     22,880.45     6.8750%   12/01/2013         23,315.25
                                                                     23,254.03     7.5000%   09/01/2003         23,317.21
                                                                     23,656.79     6.8750%   06/01/2008         23,597.50
                                                                     24,482.98     6.7500%   02/01/2009         24,079.43
                                                                     24,817.00     8.2500%   02/01/2007         24,333.51
                                                                     24,458.21     7.5000%   06/01/2003         24,486.64
                                                                     25,501.50     7.7500%   10/01/2011         25,123.46
                                                                     25,824.80     7.1250%   10/01/2010         25,260.77
                                                                     24,641.58     8.0000%   05/01/2009         25,710.11
                                                                     25,806.08     8.5000%   03/01/2019         25,859.94
                                                                     25,655.85     7.6250%   11/01/2007         26,392.70
                                                                     27,115.75     8.5000%   05/01/2003         27,350.56
                                                                     28,098.89     7.0000%   06/01/2008         28,067.10
                                                                     28,934.24     7.7500%   09/01/2003         28,973.91
                                                                     31,718.19     7.5000%   09/01/2011         30,246.28
                                                                     27,126.39     8.3750%   02/01/2026         30,756.06

SCHEDULE OF INVESTMENTS

                                                                     LOAN         INTEREST
               CUSTOMER NAME                                       BALANCE          RATE     MATURITY      FAIR VALUE
---------------------------------------------                   ---------------   --------- -----------  ----------------
                                                                     31,120.19     6.3750%   11/01/2008         30,774.51
CONFIDENTIAL                                                         31,046.03     7.2500%   04/01/2007         31,075.65
------------                                                         31,611.96     7.0000%   12/01/2010         31,441.75
The information has been omitted and filed                           32,369.98     6.7500%   05/01/2014         32,422.05
separately with SEC.                                                 33,562.86     6.6250%   09/01/2023         32,646.94
                                                                     33,811.44     6.2500%   04/09/2012         32,688.70
                                                                     33,468.02     6.6060%   07/01/2015         33,481.99
                                                                     33,724.85     6.6250%   11/01/2008         33,553.28
                                                                     32,215.95    10.3750%   10/01/2004         33,775.49
                                                                     34,684.06     6.2500%   12/01/2013         33,831.41
                                                                     34,722.41     7.0000%   07/01/2010         34,529.48
                                                                     35,565.06     6.5000%   05/01/2014         35,145.37
                                                                     34,185.10     8.9750%   05/01/2006         35,382.53
                                                                     34,538.13     7.7500%   08/01/2011         35,499.33
                                                                     36,653.26     6.1250%   11/01/2008         35,694.30
                                                                     36,000.00     6.6060%   08/01/2024         36,015.33
                                                                     36,269.57     7.1250%   01/01/2011         36,834.58
                                                                     36,796.81     6.8750%   06/01/2008         36,952.53
                                                                     33,873.24    10.0000%   01/01/2006         37,050.88
                                                                     36,462.66     7.2500%   11/01/2007         37,068.71
                                                                     37,435.46     7.0000%   05/01/2008         37,451.06
                                                                     37,474.60     6.3560%   08/01/2008         37,482.53
                                                                     38,821.29     6.2500%   12/01/2013         37,871.69
                                                                     38,724.32     6.6250%   08/01/2023         37,947.89
                                                                     35,350.75     8.2500%   05/01/2007         38,157.24
                                                                     36,796.37     9.2500%   07/01/2006         38,711.85
                                                                     39,429.96     6.5000%   10/01/2007         39,159.43
                                                                     39,420.63     6.7500%   08/01/2008         39,259.04
                                                                     37,899.34     8.5000%   04/01/2007         39,429.60
                                                                     39,648.33     6.4810%   06/01/2008         39,596.44
                                                                     39,354.22     7.5000%   04/01/2011         40,136.89
                                                                     35,418.52     8.5000%   05/01/2024         40,354.91
                                                                     38,147.68    11.0000%   02/01/2005         40,502.88
                                                                     41,677.20     6.3750%   11/01/2008         40,891.56
                                                                     38,616.14     9.5000%   05/01/2007         40,998.47
                                                                     41,228.51     6.7500%   11/01/2012         41,272.22
                                                                     40,859.14     8.0000%   12/01/2007         41,292.42
                                                                     40,185.19     7.3750%   11/01/2013         41,564.27
                                                                     42,128.59     6.4810%   07/01/2007         42,141.79
                                                                     42,154.74     6.7500%   11/01/2013         42,213.02
                                                                     43,271.92     6.5000%   11/01/2013         42,771.18
                                                                     50,848.49     7.5000%   05/01/2023         42,775.53
                                                                     43,216.32     6.3560%   05/01/2018         43,225.36
                                                                     40,494.51     7.7500%   06/01/2023         43,233.04
                                                                     44,261.56     6.5000%   11/01/2008         43,549.77
                                                                     44,729.40     6.3750%   10/01/2013         43,926.25
                                                                     44,184.78     7.2500%   10/01/2007         44,426.80
                                                                     44,134.03     7.2500%   10/01/2007         44,451.55
                                                                     45,363.98     6.3750%   01/01/2014         44,457.66
                                                                     43,991.90     7.3750%   10/01/2007         44,471.89
                                                                     42,150.20     8.5000%   06/01/2009         44,492.25
                                                                     45,203.01     6.3750%   10/01/2008         44,500.84
                                                                     42,895.00     7.3750%   04/01/2025         44,740.10

SCHEDULE OF INVESTMENTS

                                                                     LOAN         INTEREST
               CUSTOMER NAME                                       BALANCE          RATE     MATURITY      FAIR VALUE
---------------------------------------------                   ---------------   --------- -----------  ----------------
                                                                     43,459.76     8.7500%   05/01/2008         44,910.39
CONFIDENTIAL                                                         43,200.64     8.2500%   01/01/2026         45,164.01
------------                                                         45,143.86     7.3750%   06/01/2011         45,686.29
The information has been omitted and filed                           45,748.49     7.5000%   10/01/2007         46,086.39
separately with SEC.                                                 42,632.93     8.0000%   12/01/2026         46,548.67
                                                                     46,481.59     6.8750%   01/01/2014         46,858.64
                                                                     46,284.28     7.0000%   05/01/2008         46,959.89
                                                                     44,748.51     9.1250%   01/01/2007         46,988.05
                                                                     48,637.58     6.6250%   08/01/2023         47,322.19
                                                                     48,652.30     6.6250%   07/01/2023         47,326.58
                                                                     48,629.84     6.3750%   04/01/2014         47,734.45
                                                                     47,724.10     7.5000%   03/01/2009         47,779.51
                                                                     46,930.58     7.7500%   08/01/2008         48,138.96
                                                                     45,638.65    10.3750%   03/01/2005         48,145.43
                                                                     49,009.85     6.7310%   02/01/2025         48,249.49
                                                                     50,386.74     7.2500%   12/01/2011         48,404.93
                                                                     48,309.02     7.3750%   04/01/2011         48,946.54
                                                                     48,309.02     7.3750%   04/01/2011         48,980.04
                                                                     49,375.84     6.3560%   12/01/2016         49,124.62
                                                                     49,091.12     7.7500%   08/01/2018         49,158.42
                                                                     47,811.64     7.2500%   05/01/2014         49,191.89
                                                                     49,565.69     6.7310%   04/01/2025         49,221.36
                                                                     47,635.37     8.2500%   08/01/2008         49,619.67
                                                                     48,875.55     7.6250%   08/01/2007         49,639.67
                                                                     46,252.29     8.0000%   12/01/2014         49,647.87
                                                                     50,488.78     7.1250%   11/01/2007         49,871.87
                                                                     50,359.05     6.7500%   12/01/2008         50,057.04
                                                                     51,309.33     6.3750%   11/01/2008         50,434.55
                                                                     50,609.24     6.6060%   02/01/2015         50,630.38
                                                                     50,866.61     6.5000%   06/01/2014         50,883.34
                                                                     50,502.74     7.0000%   05/01/2008         51,197.39
                                                                     52,237.35     6.5000%   10/01/2008         51,332.76
                                                                     50,290.27     6.8750%   11/01/2013         51,421.77
                                                                     53,198.29     6.6250%   09/01/2023         51,758.38
                                                                     51,159.83     7.3750%   10/01/2007         51,759.83
                                                                     48,077.05     8.3750%   03/01/2007         52,140.98
                                                                     52,175.00     6.6060%   02/01/2015         52,196.78
                                                                     52,577.18     7.2500%   11/01/2007         52,888.28
                                                                     53,938.57     6.2500%   03/01/2014         52,910.07
                                                                     52,601.19     6.8750%   02/01/2014         53,027.60
                                                                     53,205.29     6.3560%   03/01/2018         53,184.06
                                                                     44,950.81     8.8750%   11/01/2026         53,356.40
                                                                     55,272.26     6.5000%   04/01/2011         53,891.28
                                                                     55,335.57     6.2500%   11/01/2013         53,981.55
                                                                     52,657.17     7.3750%   01/01/2014         54,477.50
                                                                     53,233.79     8.3750%   05/01/2007         54,543.72
                                                                     54,994.37     6.5000%   10/01/2007         54,683.41
                                                                     55,148.91     6.4810%   10/01/2009         54,705.45
                                                                     55,576.08     6.7500%   12/01/2008         55,335.79
                                                                     55,397.93     6.6060%   07/01/2014         55,421.07
                                                                     47,322.31     8.7500%   06/01/2026         55,467.02
                                                                     56,142.04     6.7500%   09/01/2010         55,511.56
                                                                     55,962.41     6.8560%   11/01/2014         55,997.59

SCHEDULE OF INVESTMENTS

                                                                     LOAN         INTEREST
               CUSTOMER NAME                                       BALANCE          RATE     MATURITY      FAIR VALUE
---------------------------------------------                   ---------------   --------- -----------  ----------------
                                                                     57,283.60     6.2500%   12/01/2013         56,061.21
CONFIDENTIAL                                                         56,641.47     6.6060%   09/01/2008         56,257.41
------------                                                         55,975.10     7.5000%   09/01/2007         56,827.07
The information has been omitted and filed                           56,703.25     7.0000%   05/01/2008         56,840.40
separately with SEC.                                                 52,342.96     7.8750%   02/01/2026         56,934.38
                                                                     57,658.26     6.8750%   09/01/2008         57,529.45
                                                                     57,487.93     7.1250%   10/01/2010         57,674.91
                                                                     55,813.10     7.8750%   05/01/2010         57,724.77
                                                                     58,826.94     6.3750%   10/01/2013         58,203.70
                                                                     54,677.41     9.7500%   03/01/2007         58,458.51
                                                                     55,379.91     8.2500%   07/01/2006         58,967.37
                                                                     58,672.45     7.0000%   04/01/2026         59,045.45
                                                                     60,298.66     6.5000%   10/01/2013         59,603.21
                                                                     60,538.97     6.6060%   12/01/2023         59,681.62
                                                                     60,306.79     6.5000%   03/01/2009         59,747.35
                                                                     60,237.03     6.7500%   01/01/2014         60,096.50
                                                                     59,515.80     7.1250%   03/01/2026         60,549.75
                                                                     60,690.75     6.3560%   01/01/2018         60,645.79
                                                                     60,638.98     6.3560%   01/01/2017         60,651.66
                                                                     61,829.01     6.3560%   08/01/2017         61,841.95
                                                                     59,518.20     9.0000%   10/01/2009         61,902.96
                                                                     61,927.86     7.0000%   04/01/2008         61,915.76
                                                                     63,060.49     6.3750%   10/01/2008         61,927.94
                                                                     61,646.60     6.8750%   02/01/2014         62,151.15
                                                                     62,856.53     7.0000%   05/01/2008         62,883.48
                                                                     60,857.84     8.2500%   05/01/2007         62,936.38
                                                                     63,607.50     6.8560%   05/01/2009         63,139.92
                                                                     62,204.77     7.2500%   12/01/2011         63,233.59
                                                                     56,470.53     8.3750%   10/01/2010         63,333.15
                                                                     64,213.17     7.0000%   12/01/2010         63,957.31
                                                                     64,459.23     6.8750%   05/01/2008         64,316.19
                                                                     64,304.70     7.0000%   06/01/2008         64,472.99
                                                                     65,509.57     6.4810%   06/01/2023         64,698.40
                                                                     65,874.45     6.6250%   04/01/2011         64,875.27
                                                                     65,365.70     6.8750%   06/01/2008         65,291.01
                                                                     61,071.98     7.8750%   04/01/2024         65,452.01
                                                                     66,158.48     6.8560%   04/01/2009         65,537.00
                                                                     65,668.73     6.3560%   07/01/2017         65,682.68
                                                                     64,998.15     7.1250%   04/01/2027         65,815.64
                                                                     61,538.88     7.7500%   04/01/2024         65,834.72
                                                                     68,849.82     6.0000%   12/01/2013         66,283.61
                                                                     65,780.62     6.8750%   01/01/2014         66,345.18
                                                                     68,788.91     6.3750%   11/01/2013         66,458.20
                                                                     63,894.41     8.2500%   04/01/2009         66,664.97
                                                                     64,690.16     7.5000%   05/01/2026         66,719.32
                                                                     65,159.76     7.2500%   04/01/2029         67,162.99
                                                                     67,738.60     6.6060%   04/01/2016         67,766.88
                                                                     70,908.77     6.0000%   12/01/2013         68,252.55
                                                                     54,116.15     9.7500%   04/01/2025         68,347.86
                                                                     68,338.48     6.6060%   09/01/2014         68,367.01
                                                                     69,033.21     6.8560%   12/01/2014         69,076.42
                                                                     63,974.94     8.0000%   03/01/2009         69,405.69
                                                                     69,646.60     7.1250%   07/01/2010         69,857.45

SCHEDULE OF INVESTMENTS

                                                                     LOAN         INTEREST
               CUSTOMER NAME                                       BALANCE          RATE     MATURITY      FAIR VALUE
---------------------------------------------                   ---------------   --------- -----------  ----------------
                                                                     70,051.37     6.7500%   02/01/2014         69,880.50
CONFIDENTIAL                                                         70,075.96     6.8750%   08/01/2008         69,934.42
------------                                                         67,088.70     8.2500%   04/01/2009         69,939.06
The information has been omitted and filed                           71,170.58     6.8750%   11/01/2023         70,173.08
separately with SEC.                                                 70,562.90     6.4810%   10/01/2007         70,177.44
                                                                     70,675.40     6.3560%   10/01/2017         70,690.18
                                                                     73,012.01     6.2500%   11/01/2013         71,129.54
                                                                     70,315.27     8.0000%   08/01/2011         71,311.96
                                                                     72,587.89     6.7500%   02/01/2029         71,351.70
                                                                     72,258.66     6.6250%   02/01/2009         71,664.31
                                                                     73,008.08     6.7500%   08/01/2010         71,994.19
                                                                     72,699.51     6.8560%   05/01/2009         72,169.32
                                                                     71,782.62     7.2500%   11/01/2010         72,487.77
                                                                     74,004.09     6.2500%   11/01/2013         72,827.48
                                                                     74,214.97     6.3750%   02/01/2014         72,936.10
                                                                     71,532.87     7.1250%   05/01/2014         73,107.91
                                                                     69,041.50     7.3750%   03/01/2014         73,295.76
                                                                     73,671.69     6.3560%   03/01/2018         73,687.10
                                                                     75,726.26     6.2500%   01/01/2014         73,920.23
                                                                     72,676.08     7.0000%   12/01/2016         74,028.36
                                                                     74,450.56     6.8750%   06/01/2008         74,075.34
                                                                     73,509.23     7.2500%   07/01/2008         74,180.69
                                                                     68,694.26     7.7500%   11/01/2010         74,341.90
                                                                     73,163.15     6.8750%   03/01/2014         74,521.17
                                                                     74,776.65     7.5000%   12/01/2024         74,863.58
                                                                     75,817.93     6.5000%   02/01/2014         74,994.48
                                                                     69,535.55     7.8750%   02/01/2014         75,635.10
                                                                     74,782.07     7.3750%   05/01/2011         76,015.97
                                                                     61,019.13     7.8750%   05/01/2026         76,374.92
                                                                     77,034.19     7.0000%   11/01/2010         76,529.58
                                                                     72,262.01     8.3750%   06/01/2011         76,593.90
                                                                     79,897.48     6.3750%   12/01/2013         76,922.18
                                                                     72,765.99     7.7500%   02/01/2008         77,125.61
                                                                     77,274.55     7.8750%   04/01/2025         77,388.73
                                                                     70,993.99     8.3750%   06/01/2015         77,996.98
                                                                     78,436.65     6.3560%   11/01/2017         78,037.61
                                                                     72,784.78     8.0000%   02/01/2009         78,728.27
                                                                     74,664.90     7.7500%   10/01/2025         78,836.43
                                                                     79,253.82     6.6250%   06/01/2008         78,850.62
                                                                     77,381.95     7.1250%   03/01/2027         78,903.40
                                                                     72,874.41     8.7500%   04/01/2008         79,382.74
                                                                     79,797.12     6.5000%   02/01/2008         79,436.72
                                                                     80,194.09     6.8750%   04/01/2011         79,870.14
                                                                     80,175.81     7.0000%   04/01/2008         80,120.39
                                                                     79,019.66     7.1250%   05/01/2014         80,383.96
                                                                     79,714.01     7.1250%   10/01/2027         81,307.07
                                                                     77,373.59     8.2500%   08/01/2011         81,541.41
                                                                     79,671.63     7.3750%   02/01/2014         81,629.47
                                                                     83,460.42     6.3750%   11/01/2008         82,205.12
                                                                     82,164.50     7.7500%   06/01/2018         82,277.14
                                                                     81,634.56     6.8750%   03/01/2014         82,309.63
                                                                     82,999.40     6.8750%   05/01/2008         82,930.49
                                                                     81,576.87     7.1250%   08/01/2027         83,198.44

SCHEDULE OF INVESTMENTS

                                                                     LOAN         INTEREST
               CUSTOMER NAME                                       BALANCE          RATE     MATURITY      FAIR VALUE
---------------------------------------------                   ---------------   --------- -----------  ----------------
                                                                     84,569.79     6.6060%   01/01/2024         83,425.80
CONFIDENTIAL                                                         79,115.10     8.3750%   10/01/2010         83,572.80
------------                                                         84,559.03     6.3560%   01/01/2018         84,130.76
The information has been omitted and filed                           72,177.34     7.6250%   11/01/2025         84,359.30
separately with SEC.                                                 81,673.51     7.6250%   11/01/2011         84,405.19
                                                                     82,775.25     7.1250%   11/01/2010         84,443.96
                                                                     86,537.63     6.7500%   03/01/2026         85,113.85
                                                                     86,583.36     6.6250%   04/01/2011         85,513.12
                                                                     86,008.82     7.1250%   05/01/2008         86,279.11
                                                                     86,587.74     6.8750%   09/01/2008         86,366.66
                                                                     86,425.20     6.3560%   02/01/2018         86,443.29
                                                                     87,652.87     6.7500%   09/01/2010         86,563.86
                                                                     85,770.05     7.2500%   10/01/2007         86,629.39
                                                                     86,821.57     6.3560%   03/01/2018         86,679.72
                                                                     85,525.52     7.5000%   01/01/2011         87,448.84
                                                                     88,136.61     6.4810%   06/01/2007         87,526.79
                                                                     86,901.47     6.8750%   11/01/2013         87,592.66
                                                                     87,975.41     7.8750%   04/01/2025         88,105.18
                                                                     89,672.27     6.6250%   02/01/2009         88,711.61
                                                                     86,676.72     7.7500%   10/01/2008         88,827.52
                                                                     86,724.56     7.3750%   01/01/2026         88,897.46
                                                                     90,710.68     6.7500%   02/01/2029         89,048.38
                                                                     91,131.99     6.3750%   02/01/2014         89,212.84
                                                                     87,982.16     7.1250%   08/01/2025         89,400.61
                                                                     88,799.22     7.2500%   08/01/2010         89,690.91
                                                                     90,913.31     6.6060%   02/01/2024         89,893.95
                                                                     86,257.31     8.2500%   04/01/2009         89,950.45
                                                                     90,456.83     8.1250%   05/01/2015         90,042.42
                                                                     90,103.61     6.6060%   11/01/2017         90,141.30
                                                                     90,113.85     7.0000%   05/01/2008         90,212.54
                                                                     92,349.35     6.3750%   02/01/2014         90,279.19
                                                                     92,169.59     6.3750%   10/01/2008         90,739.19
                                                                     86,307.70     8.3750%   10/01/2010         91,199.22
                                                                     91,170.08     7.0000%   06/01/2008         91,404.12
                                                                     87,651.49     7.3750%   04/01/2009         91,668.86
                                                                     93,773.97     6.8750%   12/01/2028         93,296.90
                                                                     93,346.24     7.0000%   04/01/2008         93,355.99
                                                                     95,950.80     6.3750%   01/01/2014         94,205.94
                                                                     92,912.19     8.0000%   09/01/2007         95,358.36
                                                                     94,644.64     6.8750%   03/01/2014         95,424.79
                                                                     95,237.64     8.7500%   09/01/2003         95,447.56
                                                                     96,785.69     6.6060%   07/01/2022         95,647.09
                                                                    103,320.44     6.0000%   12/01/2013         95,803.17
                                                                     96,247.90     6.8750%   03/01/2014         95,982.93
                                                                     96,532.92     7.0000%   10/01/2028         96,380.11
                                                                     93,162.37     7.7500%   08/01/2011         96,603.42
                                                                     97,646.74     6.3560%   10/01/2008         96,835.11
                                                                     93,675.98     7.3750%   09/01/2007         97,214.60
                                                                     97,792.37     6.8750%   02/01/2029         97,294.86
                                                                     93,103.56     7.6250%   11/01/2025         97,916.32
                                                                     91,344.63     7.8750%   04/01/2024         97,942.15
                                                                     97,289.75     6.8750%   04/01/2014         98,075.80
                                                                     97,297.19     6.8750%   03/01/2014         98,083.53

                                       19

SCHEDULE OF INVESTMENTS

                                                                     LOAN         INTEREST
               CUSTOMER NAME                                       BALANCE          RATE     MATURITY      FAIR VALUE
---------------------------------------------                   ---------------   --------- -----------  ----------------
                                                                     94,981.56     7.0000%   06/01/2024        101,384.38
CONFIDENTIAL                                                        103,800.00     6.5000%   03/01/2008        101,674.45
------------                                                         97,047.44     8.1250%   09/01/2011        102,271.41
The information has been omitted and filed                          102,257.27     8.1250%   07/01/2024        102,429.41
separately with SEC.                                                102,440.75     8.1250%   02/01/2025        102,613.31
                                                                    101,690.84     7.3750%   09/01/2010        103,153.66
                                                                    104,664.92     6.4810%   08/01/2023        103,566.93
                                                                    105,000.10     6.8560%   11/01/2024        103,901.93
                                                                    104,131.00     8.2500%   09/01/2020        104,317.14
                                                                    103,138.64     7.1250%   10/01/2027        105,101.67
                                                                    107,156.79     6.7500%   11/01/2028        105,126.86
                                                                    104,705.88     7.1250%   10/01/2007        105,127.59
                                                                    106,851.23     6.4810%   04/01/2022        105,311.96
                                                                     93,239.65     7.6250%   06/01/2015        105,447.86
                                                                    104,101.57     6.8750%   12/01/2016        106,115.11
                                                                    105,682.38     6.8750%   03/01/2014        106,477.44
                                                                    103,399.91     8.1250%   06/01/2007        106,716.99
                                                                    106,142.74     6.8750%   03/01/2014        106,949.57
                                                                    112,131.63     6.7500%   03/01/2029        107,424.60
                                                                    108,568.75     6.6250%   02/01/2009        107,590.36
                                                                    106,896.85     6.8750%   11/01/2013        107,664.77
                                                                    112,416.38     6.0000%   12/01/2013        107,761.25
                                                                    109,037.38     6.7310%   04/01/2009        107,854.25
                                                                    111,007.11     6.3750%   11/01/2008        108,199.22
                                                                    104,376.81     7.8750%   09/01/2011        109,308.05
                                                                    105,773.81     8.1250%   06/01/2007        109,367.33
                                                                    102,052.25     8.0000%   06/01/2015        109,795.23
                                                                    111,777.20     7.0000%   06/01/2025        110,114.17
                                                                    108,752.38     7.1250%   03/01/2029        110,544.30
                                                                    111,067.53     6.3560%   06/01/2018        111,090.77
                                                                    108,479.67     7.3750%   11/01/2011        111,222.59
                                                                    116,337.74     6.0000%   12/01/2013        111,309.44
                                                                    111,717.06     7.3750%   11/01/2024        111,835.29
                                                                    111,861.46     6.3560%   04/01/2018        111,884.86
                                                                    109,856.66     7.2500%   11/01/2023        112,537.46
                                                                    116,511.06     6.2500%   11/01/2013        113,293.36
                                                                    114,470.40     6.7500%   03/01/2011        113,548.15
                                                                    115,118.35     6.5000%   05/01/2014        113,639.73
                                                                    119,587.37     6.0000%   11/01/2016        114,252.81
                                                                    110,202.23     7.5000%   07/01/2023        114,326.57
                                                                    115,447.63     6.4810%   01/01/2009        114,374.41
                                                                     96,856.61     8.2500%   07/12/2019        114,883.86
                                                                    114,046.97     6.8750%   01/01/2014        114,964.06
                                                                    114,974.42     7.2500%   06/01/2026        115,084.13
                                                                    120,426.90     6.3750%   10/01/2013        117,983.10
                                                                    118,095.86     6.8750%   04/01/2009        118,090.46
                                                                    120,534.12     6.7500%   12/01/2028        118,102.31
                                                                    115,935.77     7.1250%   10/01/2027        118,251.82
                                                                     94,474.98     8.3750%   07/01/2015        118,828.84
                                                                    116,909.02     7.0000%   04/01/2016        118,987.46
                                                                    119,063.51     6.7500%   06/01/2008        119,191.84
                                                                    121,760.41     6.8750%   01/01/2029        121,140.96
                                                                    111,202.34     8.2500%   06/01/2025        122,347.10

                                       20

SCHEDULE OF INVESTMENTS

                                                                     LOAN         INTEREST
               CUSTOMER NAME                                       BALANCE          RATE     MATURITY      FAIR VALUE
---------------------------------------------                   ---------------   --------- -----------  ----------------
                                                                    122,029.85     6.8750%   03/01/2014        122,533.44
CONFIDENTIAL                                                        122,076.81     7.3750%   06/01/2010        123,553.91
------------                                                        115,764.95     7.8750%   09/01/2025        123,732.63
The information has been omitted and filed                          129,710.82     6.0000%   12/01/2013        124,822.40
separately with SEC.                                                124,368.34     6.8750%   04/01/2014        125,229.00
                                                                    119,637.59     7.5000%   11/01/2016        125,286.93
                                                                    126,399.47     6.6250%   05/01/2014        125,314.50
                                                                    126,649.93     6.8750%   04/01/2029        125,517.69
                                                                    123,067.07     7.5000%   12/01/2025        125,878.36
                                                                    120,415.50     7.6250%   01/01/2015        126,286.08
                                                                    130,240.84     6.3750%   12/01/2013        127,852.72
                                                                    127,010.40     6.8750%   04/01/2014        128,069.03
                                                                    129,300.80     6.4810%   01/01/2009        128,138.26
                                                                    129,300.80     6.4810%   01/01/2009        128,450.50
                                                                    123,007.56     7.6250%   10/01/2025        128,725.02
                                                                    131,611.83     6.3750%   04/01/2014        128,844.59
                                                                    122,340.02     7.8750%   05/01/2015        130,392.14
                                                                    137,778.99     6.2500%   02/01/2014        130,459.21
                                                                    127,103.56     7.7500%   11/01/2006        130,700.17
                                                                    131,297.22     6.6060%   05/01/2004        130,957.48
                                                                    131,485.26     6.8750%   04/01/2014        131,351.60
                                                                    130,332.78     6.8750%   12/01/2013        131,369.20
                                                                    132,511.96     6.7310%   09/01/2024        131,856.59
                                                                    121,485.76     8.5000%   02/01/2015        133,206.20
                                                                    138,396.52     6.0000%   12/01/2013        133,210.76
                                                                    135,336.44     6.3750%   03/01/2006        133,307.97
                                                                    134,017.46     7.0000%   12/01/2022        133,421.07
                                                                    132,688.13     7.1250%   12/01/2023        133,772.45
                                                                    133,846.84     6.8750%   05/01/2014        134,207.05
                                                                    121,105.67     8.1250%   08/01/2024        135,000.29
                                                                    124,445.13     8.0000%   10/01/2025        135,014.69
                                                                    136,790.70     6.6250%   03/01/2014        135,300.93
                                                                    130,142.73     7.7500%   08/01/2008        135,362.18
                                                                    137,457.85     6.8750%   02/01/2029        136,539.28
                                                                    140,000.00     6.5000%   01/01/2017        136,855.50
                                                                    137,804.08     6.6250%   10/01/2013        137,037.80
                                                                    137,971.27     6.6250%   05/01/2014        137,218.02
                                                                    128,950.11     8.0000%   07/01/2015        137,256.11
                                                                    132,957.76     7.6250%   11/01/2025        138,037.82
                                                                    136,083.48     7.6250%   06/01/2011        138,469.58
                                                                    130,821.44     7.7500%   11/01/2025        138,556.12
                                                                    133,370.07     7.0000%   04/01/2014        138,559.27
                                                                    136,201.13     7.2500%   08/01/2023        138,864.16
                                                                    142,081.63     7.7500%   11/01/2018        142,276.53
                                                                    141,513.19     6.8750%   04/01/2014        142,400.27
                                                                    146,447.25     6.3750%   06/01/2016        142,835.19
                                                                    144,595.94     6.6060%   10/01/2024        143,113.42
                                                                    145,104.01     6.6060%   11/01/2023        143,659.83
                                                                    133,740.88     8.0000%   10/01/2022        144,210.08
                                                                    133,815.07     8.1250%   01/01/2015        144,680.49
                                                                    124,882.38     7.6250%   08/01/2025        145,292.01
                                                                    147,124.21     6.5000%   12/01/2013        145,421.63
                                                                    134,252.70     8.1250%   11/01/2022        146,152.74

                                       21

SCHEDULE OF INVESTMENTS

                                                                     LOAN         INTEREST
               CUSTOMER NAME                                       BALANCE          RATE     MATURITY      FAIR VALUE
---------------------------------------------                   ---------------   --------- -----------  ----------------
                                                                    147,605.37     6.9750%   09/01/2006        146,373.52
CONFIDENTIAL                                                        144,664.85     7.0000%   10/01/2013        146,584.53
------------                                                        147,186.96     7.0000%   11/01/2023        146,864.09
The information has been omitted and filed                          149,511.01     6.6250%   12/01/2016        148,061.93
separately with SEC.                                                138,758.47     8.0000%   01/01/2015        148,946.31
                                                                    154,391.81     6.1250%   11/01/2013        149,129.99
                                                                    150,433.08     6.6250%   05/01/2014        149,560.11
                                                                    147,755.30     7.2500%   01/01/2011        149,695.43
                                                                    155,405.18     6.6250%   11/01/2028        150,066.20
                                                                    155,238.98     6.2500%   05/01/2014        150,662.08
                                                                    146,707.45     7.3750%   01/01/2026        150,726.65
                                                                    151,338.06     6.3560%   12/01/2017        151,369.72
                                                                    155,099.75     6.3750%   02/01/2014        152,208.81
                                                                    139,789.11     8.1250%   09/01/2016        152,407.39
                                                                    137,473.39     7.6250%   10/01/2013        153,566.89
                                                                    155,272.32     6.6250%   10/01/2013        154,267.43
                                                                    163,710.15     6.2500%   12/01/2013        155,516.47
                                                                    161,005.08     6.2500%   05/01/2014        155,697.72
                                                                    157,279.04     6.7310%   03/01/2025        156,113.26
                                                                    149,304.57     7.3750%   06/01/2031        156,139.46
                                                                    158,399.90     6.5000%   04/26/2012        156,171.75
                                                                    156,984.15     6.8750%   03/01/2014        156,631.90
                                                                    157,064.04     6.7500%   05/01/2014        156,636.61
                                                                    154,602.37     7.6250%   10/01/2011        157,315.81
                                                                    157,177.47     6.8750%   01/01/2014        158,077.97
                                                                    157,000.00     7.0000%   01/01/2009        158,403.35
                                                                    160,121.82     7.0000%   07/01/2007        158,690.59
                                                                    148,268.52     8.0000%   01/01/2015        158,872.92
                                                                    159,715.05     6.7500%   05/01/2014        159,098.60
                                                                    160,154.81     6.5000%   02/01/2008        159,587.27
                                                                    161,249.73     6.8560%   12/01/2025        159,633.09
                                                                    151,897.89     7.5000%   11/01/2029        159,821.43
                                                                    146,775.83     8.0000%   08/01/2024        160,375.42
                                                                    180,731.93     8.8750%   06/01/2015        160,450.37
                                                                    161,562.92     7.2500%   06/01/2010        160,519.68
                                                                    160,207.30     6.7500%   10/01/2016        160,642.74
                                                                    164,529.86     6.7500%   02/01/2029        160,949.92
                                                                    140,374.64     9.5000%   06/01/2009        161,932.78
                                                                    164,074.16     6.4810%   09/01/2022        163,807.57
                                                                    154,999.21     8.3750%   01/01/2007        164,187.39
                                                                    156,673.10     8.0000%   01/01/2015        164,845.77
                                                                    158,768.97     7.5000%   01/01/2026        165,010.83
                                                                    168,294.57     6.3750%   01/01/2014        165,469.11
                                                                    174,581.84     6.0000%   02/01/2014        165,773.12
                                                                    169,211.98     6.5000%   04/01/2014        166,777.37
                                                                    165,970.43     9.2500%   10/01/2019        166,824.99
                                                                    165,423.10     7.0000%   04/01/2014        167,497.02
                                                                    153,732.19     8.3750%   04/01/2011        168,396.91
                                                                    168,943.20     6.8750%   03/01/2006        169,376.66
                                                                    173,576.60     6.6250%   05/01/2014        172,395.65
                                                                    175,574.65     6.7500%   11/01/2028        172,502.53
                                                                    174,588.94     6.8750%   11/01/2023        172,516.89
                                                                    140,237.08    10.2500%   12/01/2019        173,826.97

                                       22

SCHEDULE OF INVESTMENTS

                                                                     LOAN         INTEREST
               CUSTOMER NAME                                       BALANCE          RATE     MATURITY      FAIR VALUE
---------------------------------------------                   ---------------   --------- -----------  ----------------
                                                                    173,869.01     6.8750%   12/01/2013        174,777.99
CONFIDENTIAL                                                        174,108.70     7.0000%   12/01/2028        175,305.00
------------                                                        174,580.07     6.8750%   12/01/2013        175,982.02
The information has been omitted and filed                          177,059.87     6.3560%   02/01/2018        177,096.92
separately with SEC.                                                178,895.44     6.7500%   05/01/2022        178,386.83
                                                                    148,914.01     8.1250%   07/01/2015        178,436.77
                                                                    175,238.66     6.8750%   01/01/2014        179,226.70
                                                                    166,127.68     8.3750%   06/01/2015        180,408.12
                                                                    180,997.23     6.3560%   03/01/2018        181,035.09
                                                                    176,037.85     7.2500%   05/01/2016        181,401.97
                                                                    185,213.21     6.5000%   06/01/2016        182,253.93
                                                                    142,143.33     8.6250%   06/01/2015        183,315.30
                                                                    183,955.36     6.8750%   01/01/2014        184,899.06
                                                                    184,297.80     8.3750%   05/01/2015        185,153.91
                                                                    169,185.15     8.0000%   05/01/2016        187,360.32
                                                                    189,786.07     7.1250%   04/01/2027        189,261.27
                                                                    186,135.54     7.1250%   09/01/2027        189,644.87
                                                                    187,055.47     7.1250%   05/01/2014        190,593.63
                                                                    196,910.08     6.2500%   02/01/2014        190,830.66
                                                                    192,889.31     6.8750%   10/01/2028        190,882.13
                                                                    185,250.00     6.8750%   12/01/2016        191,306.13
                                                                    191,648.59     7.0000%   01/01/2029        192,379.82
                                                                    187,848.37     7.3750%   07/01/2025        192,389.31
                                                                    197,097.99     6.3750%   12/01/2013        193,206.16
                                                                    192,490.54     6.8750%   04/01/2014        193,523.60
                                                                    189,063.85     7.3750%   12/01/2025        194,399.80
                                                                    184,181.36     7.8750%   11/01/2014        195,950.69
                                                                    196,732.63     6.5000%   03/01/2014        196,039.01
                                                                    196,358.56     6.8750%   01/01/2014        197,287.96
                                                                    202,593.31     6.3750%   03/01/2014        198,646.30
                                                                    181,087.75     7.3750%   11/01/2025        200,212.02
                                                                    207,231.19     6.6250%   11/01/2031        200,452.11
                                                                    202,350.11     6.8750%   03/01/2014        203,381.45
                                                                    186,313.54     8.5000%   04/01/2015        204,150.07
                                                                    197,961.73     7.5000%   10/01/2008        204,695.18
                                                                    195,370.36     8.5000%   09/01/2011        205,021.64
                                                                    211,406.62     6.6250%   05/01/2014        209,622.05
                                                                    212,644.82     6.8750%   12/01/2013        213,812.44
                                                                    217,926.66     6.8750%   02/01/2029        216,051.05
                                                                    217,500.00     6.6250%   01/01/2009        216,107.43
                                                                    218,043.32     6.6250%   04/01/2014        216,397.44
                                                                    220,000.00     6.6250%   01/01/2017        218,582.45
                                                                    218,412.93     6.8750%   02/01/2014        219,467.93
                                                                    220,931.23     7.2500%   06/01/2010        219,682.97
                                                                    213,541.06     7.0000%   05/01/2014        221,260.09
                                                                    221,121.84     6.8750%   03/01/2014        222,852.51
                                                                    220,348.32     7.1250%   05/01/2014        224,852.38
                                                                    225,967.33     6.6060%   10/01/2024        224,912.88
                                                                    278,765.83     8.3750%   06/01/2015        228,306.89
                                                                    233,508.81     6.6250%   08/01/2015        229,600.29
                                                                    230,971.80     6.6060%   06/01/2008        231,068.24
                                                                    231,658.01     7.0000%   10/01/2028        231,358.24
                                                                    233,664.53     6.3560%   03/01/2007        233,713.41

                                       23

SCHEDULE OF INVESTMENTS

                                                                     LOAN         INTEREST
               CUSTOMER NAME                                       BALANCE          RATE     MATURITY      FAIR VALUE
---------------------------------------------                   ---------------   --------- -----------  ----------------
                                                                    233,191.51     7.5000%   07/01/2008        235,518.64
CONFIDENTIAL                                                        240,967.35     7.5000%   06/01/2021        239,629.12
------------                                                        240,917.73     6.8750%   05/01/2014        242,673.25
The information has been omitted and filed                          229,699.75     7.7500%   12/01/2014        242,796.76
separately with SEC.                                                245,468.03     6.3560%   11/01/2017        244,219.22
                                                                    224,923.63     8.3750%   03/01/2015        245,954.02
                                                                    232,003.38     7.8750%   01/01/2015        246,256.74
                                                                    243,476.15     7.3750%   04/01/2031        248,275.33
                                                                    252,015.32     7.1250%   03/01/2024        251,075.93
                                                                    267,458.68     6.2500%   05/01/2016        259,528.96
                                                                    260,759.97     8.2500%   09/01/2020        261,226.08
                                                                    269,490.05     6.5000%   06/01/2016        264,256.69
                                                                    264,262.54     6.8750%   02/01/2014        265,425.63
                                                                    262,549.88     7.1250%   12/01/2013        267,139.17
                                                                    276,197.71     6.8750%   01/01/2014        277,904.87
                                                                    269,518.58     7.0000%   04/01/2016        277,963.22
                                                                    265,382.21     7.3750%   11/01/2013        278,837.68
                                                                    277,231.71     7.1250%   05/01/2014        282,249.36
                                                                    283,281.98     6.4810%   11/01/2007        282,686.35
                                                                    285,716.13     7.0000%   09/14/2010        285,207.01
                                                                    273,537.84     7.7500%   02/01/2015        289,022.65
                                                                    285,420.94     7.5000%   10/01/2005        291,952.16
                                                                    290,242.72     6.8750%   12/01/2013        291,989.24
                                                                    281,269.51     7.6250%   03/01/2026        295,933.44
                                                                    279,328.33     7.8750%   02/01/2015        297,175.78
                                                                    272,671.47     8.1250%   10/01/2016        297,710.14
                                                                    300,329.64     6.7500%   02/01/2014        299,254.40
                                                                    320,000.00     6.3000%   01/01/2017        304,104.97
                                                                    310,000.00     6.5000%   12/01/2008        305,701.77
                                                                    311,264.13     6.6060%   06/01/2008        308,738.36
                                                                    310,685.20     7.0000%   10/21/2002        309,987.31
                                                                    303,519.85     7.2500%   01/01/2014        315,139.62
                                                                    291,987.03     8.0000%   03/01/2016        315,257.15
                                                                    316,797.35     6.4810%   08/01/2023        316,896.70
                                                                    321,017.78     6.6250%   02/01/2014        318,659.80
                                                                    325,875.36     6.5000%   07/24/2010        324,629.35
                                                                    311,416.09     7.3750%   04/01/2014        326,519.27
                                                                    238,483.15     8.2500%   06/01/2030        326,828.55
                                                                    329,106.75     6.6060%   08/01/2009        327,199.92
                                                                    275,814.04     9.0000%   06/01/2015        327,645.31
                                                                    315,969.65     7.8750%   12/01/2006        328,211.89
                                                                    347,662.78     6.3750%   10/01/2016        337,043.39
                                                                    331,609.98     7.3750%   03/01/2011        338,171.63
                                                                    316,374.24     8.3750%   05/01/2007        343,965.76
                                                                    326,023.38     7.6250%   03/01/2029        346,677.48
                                                                    342,297.97     7.2500%   05/01/2016        351,232.07
                                                                    349,117.63     6.8750%   10/01/2008        351,330.62
                                                                    345,907.80     6.8750%   12/01/2013        354,442.99
                                                                    352,442.71     7.1250%   05/01/2006        357,003.03
                                                                    366,616.94     6.8750%   12/01/2013        368,681.56
                                                                    362,688.85     7.0000%   10/01/2016        368,821.41
                                                                    400,000.00     6.1250%   12/01/2016        370,654.27
                                                                    380,197.82     6.8750%   04/01/2016        374,224.16

                                       24

SCHEDULE OF INVESTMENTS

                                                                     LOAN         INTEREST
               CUSTOMER NAME                                       BALANCE          RATE     MATURITY      FAIR VALUE
---------------------------------------------                   ---------------   --------- -----------  ----------------
                                                                    378,268.41     6.6060%   08/01/2009        376,297.27
CONFIDENTIAL                                                        399,119.60     7.2500%   12/01/2013        414,933.20
------------                                                        389,166.05     8.3750%   05/01/2015        426,317.38
The information has been omitted and filed                          432,373.07     7.3750%   12/01/2028        449,776.72
separately with SEC.                                                442,234.15     7.7500%   11/01/2008        455,608.13
                                                                    458,553.00     7.0000%   05/01/2006        461,807.96
                                                                    424,549.61     8.3750%   05/01/2015        465,015.15
                                                                    522,366.94     6.5000%   04/01/2014        514,714.11
                                                                    527,298.19     6.6250%   05/01/2014        523,072.57
                                                                    558,298.55     7.0000%   12/01/2028        560,336.87
                                                                    578,300.59     7.0000%   04/01/2015        583,188.24
                                                                    586,050.64     7.0000%   05/01/2031        589,790.84
                                                                    593,223.46     7.0000%   04/01/2016        612,348.54
                                                                    635,080.55     6.7500%   05/01/2016        634,440.36
                                                                    642,335.29     6.8750%   05/01/2006        643,108.08
                                                                    650,620.13     6.8750%   02/01/2014        652,658.57
                                                                    631,363.03     7.3750%   02/01/2014        662,325.29
                                                                    676,431.29     7.0000%   11/01/2028        681,000.03
                                                                    677,845.77     7.0000%   01/01/2014        683,171.35
                                                                    683,037.89     7.1250%   10/01/2005        688,981.66
                                                                    696,333.90     6.7500%   06/01/2008        697,166.11
                                                                    875,954.74     7.2500%   05/01/2029        899,155.49
                                                                    942,770.98     7.2500%   04/01/2008        958,892.93
                                                                    963,665.86     6.8750%   05/01/2014        968,498.61
                                                                    974,394.01     8.6250%   04/01/2015      1,080,641.16
                                                                    984,935.85     8.2500%   02/01/2030      1,112,365.42
                                                                  1,407,392.97     7.5000%   12/01/2006      1,442,726.67
                                                               ----------------                           ----------------
TOTAL RESIDENTIAL MORTGAGE LOAN (6.69%) (Cost $82,210,031.79)  $ 82,569,773.60                            $ 84,088,600.84


COMMERCIAL MORTGAGE LOAN

This information has been omitted and filed separately with    $        528.02     5.0000%   11/01/2003   $        529.35
the SEC.                                                              2,491.04     7.1900%   05/01/2024          2,222.58
                                                                     18,076.47     8.7500%   11/15/2002         13,968.73
                                                                     29,571.65     6.5000%   07/01/2005         29,577.90
                                                                     29,611.38     7.0000%   04/01/2003         29,985.90
                                                                     32,184.17     7.0000%   08/01/2005         32,026.52
                                                                     32,374.03     5.7500%   11/15/2002         32,296.56
                                                                     35,540.50     6.5000%   04/01/2006         35,528.01
                                                                     39,831.57     7.0000%   09/01/2005         39,852.91
                                                                     40,651.48     5.2500%   03/01/2002         40,474.31
                                                                     47,097.07     7.0000%   09/01/2004         47,187.79
                                                                     44,943.62    10.7500%   11/01/2003         47,311.94
                                                                     50,876.93     6.7500%   09/01/2002         50,817.07
                                                                     54,300.65     6.5000%   09/01/2004         54,047.64
                                                                     54,708.69     6.5000%   11/20/2003         54,501.13
                                                                     55,697.46     6.5000%   04/01/2005         55,677.89
                                                                     56,137.86     8.2500%   06/01/2007         56,108.31
                                                                     56,928.66     6.7500%   10/01/2004         56,952.14
                                                                     64,279.64     6.7500%   09/01/2002         64,198.92
                                                                     65,531.73     6.7500%   04/01/2006         65,247.49
                                                                     67,653.95     6.5000%   09/20/2003         67,290.45

                                       25

SCHEDULE OF INVESTMENTS

                                                                     LOAN         INTEREST
               CUSTOMER NAME                                       BALANCE          RATE     MATURITY      FAIR VALUE
---------------------------------------------                   ---------------   --------- -----------  ----------------
                                                                     79,207.34     8.3600%   07/01/2007         79,112.83
CONFIDENTIAL                                                         88,189.44     7.5000%   07/01/2014         88,291.96
------------                                                         95,473.72     6.7500%   02/01/2002         95,173.95
The information has been omitted and filed                           97,211.63     5.7500%   01/08/2006         96,623.43
separately with SEC.                                                102,010.31     6.8560%   04/01/2014        102,074.16
                                                                    104,220.46     6.8560%   07/01/2014        104,285.69
                                                                    114,766.17     5.2500%   11/15/2011        114,249.25
                                                                    114,562.95     6.5000%   05/10/2005        114,522.70
                                                                    122,070.15 *   6.7500%   01/07/2001        117,418.40
                                                                    125,487.20     6.2500%   11/01/2005        123,496.28
                                                                    124,744.77     5.7500%   04/15/2008        124,945.24
                                                                    142,586.47     6.2500%   03/01/2005        141,305.59
                                                                    142,563.09     6.5000%   02/20/2004        141,477.96
                                                                    150,000.00     6.2500%   04/01/2002        150,055.63
                                                                    157,158.36     9.4980%   05/01/2011        157,468.05
                                                                    151,244.13     9.0000%   05/10/2006        160,748.72
                                                                    162,078.19     5.2500%   03/01/2009        161,279.77
                                                                    163,646.38     9.2500%   01/15/2002        162,813.84
                                                                    166,835.27     6.2500%   04/01/2011        166,594.63
                                                                    176,915.06     6.5000%   09/01/2002        176,142.78
                                                                    177,250.10     6.7500%   12/01/2007        177,219.83
                                                                    177,850.03     7.0000%   07/01/2003        177,335.86
                                                                    179,198.14     7.0000%   07/01/2005        178,418.80
                                                                    183,566.85     6.2500%   12/01/2007        183,146.34
                                                                    184,583.32     6.5000%   12/01/2004        183,171.65
                                                                    188,252.46     5.7500%   10/20/2006        187,655.43
                                                                    194,272.88     7.7500%   04/01/2009        189,150.85
                                                                    194,492.63     6.0000%   10/20/2006        193,892.23
                                                                    195,967.83     6.2500%   06/20/2009        194,906.56
                                                                    196,734.10     7.0000%   01/05/2002        196,139.75
                                                                    198,593.70     6.2500%   10/01/2003        197,442.01
                                                                    200,462.33     6.2500%   06/20/2009        199,352.84
                                                                    204,190.47     7.7500%   02/01/2015        204,470.39
                                                                    263,875.00     8.7500%   11/01/2002        205,043.23
                                                                    209,777.66     6.5000%   06/01/2008        208,851.83
                                                                    275,370.32     8.7500%   11/20/2002        212,792.83
                                                                    214,794.52     6.5000%   10/15/2005        213,682.41
                                                                    220,653.41     6.7500%   11/01/2002        220,600.86
                                                                    223,053.56     6.2500%   11/01/2006        221,955.13
                                                                    223,397.91     6.2500%   09/01/2003        223,400.09
                                                                    225,310.95     6.0000%   11/20/2004        224,104.79
                                                                    230,619.09     7.7500%   04/01/2009        224,461.19
                                                                    227,381.38     7.0000%   04/25/2003        227,078.01
                                                                    229,289.12     6.2500%   11/01/2005        227,664.75
                                                                    238,060.74     5.2800%   06/01/2010        237,087.97
                                                                    247,815.14     7.0000%   12/01/2011        244,822.45
                                                                    250,151.75     6.2500%   07/01/2002        249,852.63
                                                                    254,974.22     7.0000%   11/05/2005        253,991.15
                                                                    328,904.82     8.7500%   11/15/2002        254,163.73
                                                                    255,908.54     6.2500%   12/01/2005        254,217.81
                                                                    258,503.10     6.7500%   07/01/2004        257,919.76
                                                                    258,989.41**   7.0000%   10/01/2001        258,326.48
                                                                    260,841.95     6.1280%   04/01/2003        259,978.86

                                       26

SCHEDULE OF INVESTMENTS

                                                                     LOAN         INTEREST
               CUSTOMER NAME                                       BALANCE          RATE     MATURITY      FAIR VALUE
---------------------------------------------                   ---------------   --------- -----------  ----------------
                                                                    262,497.65     6.2500%   07/01/2011        262,500.21
CONFIDENTIAL                                                        269,190.66     7.0000%   06/01/2003        267,273.95
------------                                                        270,669.46     5.7500%   04/20/2008        269,232.81
The information has been omitted and filed                          270,768.09     6.2500%   04/01/2004        269,387.63
separately with SEC.                                                271,198.70     8.7500%   07/01/2003        271,696.42
                                                                    273,341.77     9.0000%   11/01/2008        283,855.95
                                                                    287,314.84     5.2500%   02/01/2010        287,086.20
                                                                    288,388.36     5.5000%   08/20/2004        287,414.24
                                                                    287,650.12     5.7500%   06/01/2003        287,441.19
                                                                    289,690.25     5.5000%   06/21/2009        288,946.78
                                                                    293,000.87     8.7500%   08/01/2009        292,880.24
                                                                    296,778.48     6.0000%   01/20/2007        294,134.44
                                                                    302,390.54     6.2500%   07/01/2002        302,106.47
                                                                    318,512.99     6.0000%   06/01/2008        318,298.82
                                                                    310,441.61     8.7600%   11/08/2006        320,288.86
                                                                    318,247.02     8.9800%   12/01/2006        331,523.47
                                                                    334,158.38     6.7500%   09/01/2006        332,658.80
                                                                    342,047.62     5.7500%   12/01/2009        341,662.74
                                                                    455,131.81     8.7500%   11/20/2002        353,612.23
                                                                    358,373.10     7.0000%   07/01/2004        355,775.68
                                                                    359,888.00     6.2500%   01/15/2002        359,058.48
                                                                    382,583.07     6.5000%   08/20/2005        377,209.31
                                                                    382,035.73     6.0000%   10/20/2006        380,445.87
                                                                    389,614.23     6.0000%   04/20/2005        386,077.16
                                                                    392,138.82     5.0000%   06/01/2006        389,972.87
                                                                    389,872.53     8.0000%   11/01/2008        390,401.58
                                                                    394,167.98     6.7500%   11/20/2004        391,976.34
                                                                    423,442.06     3.3900%   01/17/2003        407,407.36
                                                                    416,024.61     6.0000%   03/20/2010        412,391.76
                                                                    412,840.07     6.9740%   05/01/2007        413,221.64
                                                                    412,055.75     8.5000%   08/01/2009        414,268.79
                                                                    417,798.15     5.2500%   07/01/2009        417,465.67
                                                                    419,464.44     6.5000%   04/16/2005        417,917.01
                                                                    423,314.89     8.6600%   12/26/2003        419,285.76
                                                                    440,105.20     8.5000%   03/01/2009        439,664.31
                                                                    450,114.30     8.5000%   03/01/2009        452,489.88
                                                                    457,666.06     6.0000%   08/20/2004        453,982.40
                                                                    467,252.07     7.7500%   04/01/2009        454,825.12
                                                                    478,696.98     7.2500%   08/20/2003        476,208.03
                                                                    521,667.98     5.7500%   03/20/2007        518,063.74
                                                                    532,954.06     6.7500%   03/01/2003        531,765.46
                                                                    539,230.65     6.7500%   02/20/2002        537,528.15
                                                                    531,952.68     8.7500%   12/01/2007        541,829.20
                                                                    549,379.34     8.5000%   02/01/2009        554,603.32
                                                                    558,588.19     8.5000%   04/01/2009        561,855.63
                                                                    566,398.72     6.7500%   04/02/2002        566,707.75
                                                                    577,469.09     6.0000%   08/20/2006        572,734.91
                                                                    559,402.78     8.5000%   10/15/2005        580,629.10
                                                                    617,189.63     6.8300%   10/01/2008        581,574.08
                                                                    590,707.51     6.5000%   03/20/2005        585,975.76
                                                                    642,705.50     6.7500%   05/20/2004        634,715.27
                                                                    651,231.95     6.2500%   10/01/2006        649,451.62
                                                                    664,045.68     5.7500%   09/01/2009        662,267.60

                                       27

SCHEDULE OF INVESTMENTS

                                                                     LOAN         INTEREST
               CUSTOMER NAME                                       BALANCE          RATE     MATURITY      FAIR VALUE
---------------------------------------------                   ---------------   --------- -----------  ----------------
                                                                    767,000.00     5.7500%   01/20/2011        673,755.34
CONFIDENTIAL                                                        674,815.91     7.2500%   12/20/2002        673,856.46
------------                                                        674,775.95     6.7500%   07/01/2002        673,937.31
The information has been omitted and filed                          680,719.27     8.5000%   09/01/2009        685,090.32
separately with SEC.                                                694,492.51     8.1000%   01/01/2009        692,533.65
                                                                    700,000.00     6.2500%   03/01/2003        695,861.18
                                                                    680,042.48     8.9600%   08/01/2003        700,322.50
                                                                    707,580.64     5.5000%   04/20/2002        705,208.29
                                                                    717,659.76     6.8750%   11/20/2009        713,965.02
                                                                    711,775.20     9.2050%   03/01/2007        741,490.05
                                                                    709,722.43     9.0000%   05/01/2008        742,234.85
                                                                    720,060.23     8.5000%   10/15/2005        747,236.09
                                                                    734,522.70     8.5400%   10/30/2004        750,444.07
                                                                    761,950.31     6.5000%   09/20/2002        762,491.85
                                                                    784,023.73     4.3750%   11/01/2007        781,497.34
                                                                    794,886.84     7.0000%   08/01/2006        786,523.83
                                                                    790,284.35     8.5000%   03/01/2009        794,832.91
                                                                    786,457.26     7.5000%   08/20/2006        798,280.34
                                                                    813,560.60     6.0000%   09/20/2006        805,134.95
                                                                    822,501.86     6.1250%   07/01/2006        828,175.35
                                                                    837,232.94     6.5000%   07/20/2009        834,787.13
                                                                    843,512.21     5.0000%   07/01/2007        845,575.36
                                                                    881,745.00     6.0000%   09/20/2006        872,533.59
                                                                    877,805.31     6.0000%   01/20/2007        877,358.17
                                                                    857,016.86     9.7500%   05/15/2007        889,084.13
                                                                    916,704.59     5.7500%   09/20/2009        913,129.46
                                                                    923,221.52     5.5000%   05/20/2009        920,217.24
                                                                    915,844.32     8.0000%   02/01/2009        921,520.71
                                                                    937,233.33     9.0000%   06/01/2009        945,291.60
                                                                    926,271.64     8.7800%   11/25/2003        953,848.42
                                                                    989,200.98     7.0000%   07/20/2002        985,794.45
                                                                  1,000,000.00     5.7500%   01/01/2003        987,508.34
                                                                    954,423.24     9.5000%   08/01/2003        987,885.66
                                                                  1,287,502.49     8.7500%   11/15/2002        994,927.52
                                                                  1,027,378.14     4.3750%   09/01/2005      1,027,547.93
                                                                  1,041,423.12     8.7500%   05/06/2005      1,036,467.93
                                                                  1,053,037.24     5.5000%   01/20/2007      1,049,609.49
                                                                  1,069,797.18     6.2500%   09/20/2006      1,063,145.97
                                                                  1,064,240.94     6.5000%   11/01/2007      1,064,465.66
                                                                  1,050,000.00     8.5000%   11/01/2008      1,072,482.75
                                                                  1,138,175.25     4.2500%   09/01/2006      1,125,968.91
                                                                  1,085,022.78     9.2700%   09/01/2006      1,127,391.01
                                                                  1,131,733.00     5.5000%   06/03/2002      1,131,610.67
                                                                  1,099,435.03     9.2050%   03/01/2007      1,147,326.72
                                                                  1,144,206.80     6.1250%   07/01/2006      1,152,102.35
                                                                  1,127,525.71     9.6400%   05/30/2004      1,194,330.18
                                                                  1,215,373.86     8.5000%   03/01/2009      1,209,476.91
                                                                  1,219,009.50     5.7500%   03/20/2005      1,217,908.48
                                                                  1,242,623.84     5.7500%   06/20/2003      1,235,740.92
                                                                  1,263,155.33     4.8363%   05/20/2010      1,249,344.85
                                                                  1,252,545.86     6.2500%   03/31/2004      1,251,344.25
                                                                  1,265,684.72     6.5000%   11/20/2006      1,260,281.08
                                                                  1,261,591.83     6.7500%   05/01/2003      1,291,147.26

                                       28

SCHEDULE OF INVESTMENTS

                                                                     LOAN         INTEREST
               CUSTOMER NAME                                       BALANCE          RATE     MATURITY      FAIR VALUE
---------------------------------------------                   ---------------   --------- -----------  ----------------
                                                                  1,307,141.27     6.5000%   12/01/2002      1,304,068.91
CONFIDENTIAL                                                      1,310,850.14     5.5000%   06/20/2002      1,311,572.34
------------                                                      1,291,689.62     8.4000%   09/01/2008      1,312,710.48
The information has been omitted and filed                        1,349,452.91     5.5000%   06/20/2009      1,335,370.10
separately with SEC.                                              1,355,836.47     6.0000%   05/20/2010      1,339,689.50
                                                                  1,409,162.18     9.0000%   05/01/2010      1,397,027.62
                                                                  1,437,456.61     8.0000%   12/01/2008      1,439,356.25
                                                                  1,457,786.59     6.2500%   06/20/2010      1,442,270.10
                                                                  1,462,102.84     6.0000%   11/20/2011      1,444,663.56
                                                                  1,549,879.48     7.7500%   07/01/2009      1,505,644.97
                                                                  1,514,059.09     8.2500%   09/01/2009      1,515,269.43
                                                                  1,574,357.06     5.5000%   05/20/2007      1,564,221.13
                                                                  1,618,726.97     8.8700%   02/01/2004      1,595,066.65
                                                                  1,554,306.88     9.1400%   07/09/2003      1,598,228.84
                                                                  1,573,950.22     8.5000%   04/01/2008      1,613,534.01
                                                                  1,611,741.37     8.1600%   08/01/2008      1,621,374.25
                                                                  1,698,333.10     8.2500%   12/15/2008      1,686,853.63
                                                                  1,738,616.00     5.0000%   01/20/2006      1,726,070.24
                                                                  1,700,292.70     8.5000%   06/20/2004      1,760,214.89
                                                                  1,763,286.76     9.2500%   02/01/2007      1,762,741.22
                                                                  1,791,208.93     5.2500%   09/20/2009      1,779,405.93
                                                                  1,797,111.00     5.5000%   11/20/2008      1,783,894.40
                                                                  1,878,555.14     7.1250%   04/01/2008      1,793,758.02
                                                                  1,769,418.01     9.2500%   11/07/2002      1,816,438.72
                                                                  1,834,901.99     7.5300%   04/01/2006      1,850,523.32
                                                                  1,904,469.95     8.0000%   11/01/2008      1,913,770.33
                                                                  1,930,990.40     8.5000%   08/01/2003      1,970,652.14
                                                                  1,994,051.67     5.5000%   11/20/2008      1,979,182.49
                                                                  1,880,478.69     8.7500%   12/01/2006      1,995,038.58
                                                                  1,999,417.76     9.2500%   02/01/2007      1,997,997.56
                                                                  2,015,906.72     5.1250%   01/03/2005      2,014,706.82
                                                                  2,045,981.49     5.4500%   04/20/2010      2,031,949.77
                                                                  2,095,222.54     6.2950%   04/01/2005      2,061,852.01
                                                                  2,076,453.46     8.2500%   03/01/2007      2,069,846.19
                                                                  2,129,611.02     5.3750%   02/20/2010      2,124,301.80
                                                                  2,264,828.91     5.0000%   04/20/2009      2,259,063.04
                                                                  2,333,633.08     7.7500%   04/01/2009      2,266,509.67
                                                                  2,285,513.99     5.5000%   05/20/2009      2,285,022.79
                                                                  2,332,202.40     5.7500%   10/20/2004      2,318,704.21
                                                                  2,409,485.15     7.7500%   04/01/2009      2,341,033.13
                                                                  2,335,927.45     8.1700%   09/01/2008      2,345,432.72
                                                                  2,373,299.61     7.9100%   07/01/2008      2,359,182.33
                                                                  2,381,970.49     5.5000%   10/20/2011      2,363,914.98
                                                                  2,401,329.12     5.5000%   12/20/2005      2,379,745.28
                                                                  2,401,989.82     8.0000%   01/01/2009      2,413,665.80
                                                                  2,412,504.08     4.7500%   10/01/2006      2,431,719.36
                                                                  2,473,786.14     8.5000%   01/01/2009      2,465,169.65
                                                                  2,414,241.98     8.5100%   02/01/2004      2,490,126.57
                                                                  2,633,341.59     5.0000%   03/01/2011      2,615,396.23
                                                                  2,647,969.75     5.5000%   03/20/2010      2,629,501.93
                                                                  2,707,902.53     5.2500%   10/20/2004      2,703,774.19
                                                                  2,774,311.61     6.2500%   11/20/2002      2,760,696.93
                                                                  2,825,419.53     5.7500%   05/20/2007      2,801,059.67

                                       29

SCHEDULE OF INVESTMENTS

                                                                     LOAN         INTEREST
               CUSTOMER NAME                                       BALANCE          RATE     MATURITY      FAIR VALUE
---------------------------------------------                   ---------------   --------- -----------  ----------------
                                                                  2,874,077.64     6.2950%   04/01/2005      2,828,315.56
CONFIDENTIAL                                                      2,899,182.58     5.1250%   01/03/2005      2,889,587.73
------------                                                      2,929,256.08     5.5000%   11/20/2011      2,906,667.09
The information has been omitted and filed                        2,932,874.57     5.5000%   03/20/2007      2,907,788.35
separately with SEC.                                              2,940,724.48     4.2500%   06/01/2005      2,965,554.82
                                                                  3,181,499.24     7.0500%   10/01/2008      3,029,534.69
                                                                  3,065,281.73     8.0000%   11/01/2008      3,061,085.64
                                                                  3,125,745.36     8.5000%   05/01/2010      3,119,507.28
                                                                  3,177,119.25     4.1250%   12/01/2007      3,160,955.79
                                                                  3,352,882.28     6.9600%   03/01/2008      3,165,232.31
                                                                  3,295,996.49     7.5000%   11/14/2008      3,196,687.77
                                                                  3,259,651.69     8.0000%   06/01/2011      3,201,452.11
                                                                  3,226,862.98     5.2500%   09/20/2009      3,216,222.23
                                                                  3,228,862.12     6.7500%   05/20/2004      3,219,701.54
                                                                  3,250,683.92     5.5000%   03/20/2005      3,232,332.90
                                                                  3,305,948.22     4.3750%   05/01/2008      3,307,461.40
                                                                  3,360,933.25     5.7500%   04/20/2007      3,331,803.12
                                                                  3,514,740.08     8.0000%   12/01/2010      3,465,203.83
                                                                  3,650,893.80     5.2500%   09/20/2003      3,635,908.69
                                                                  3,724,112.83     4.3750%   11/01/2007      3,712,114.06
                                                                  3,676,462.32     8.1250%   03/01/2004      3,764,611.10
                                                                  3,792,398.24     5.0000%   12/20/2009      3,772,939.41
                                                                  3,743,571.21     8.0000%   05/01/2003      3,791,161.48
                                                                  3,850,000.00     5.5000%   12/20/2008      3,824,349.47
                                                                  4,196,368.31     4.7813%   01/01/2002      4,192,297.39
                                                                  4,300,000.00     6.2500%   10/20/2003      4,231,669.45
                                                                  4,291,248.47     5.7500%   06/20/2010      4,260,721.86
                                                                  4,363,634.71     5.9875%   02/01/2009      4,325,929.37
                                                                  4,910,017.66     4.4413%   05/01/2005      4,501,250.48
                                                                  4,793,289.05     6.5000%   01/20/2005      4,750,399.59
                                                                  5,482,813.97     3.8800%   05/03/2006      4,818,607.53
                                                                  4,684,634.68     8.5000%   04/01/2005      4,843,636.53
                                                                  5,218,496.45     5.5000%   09/01/2002      5,181,018.63
                                                                  5,343,238.36     7.7500%   11/15/2008      5,274,405.93
                                                                  6,359,067.85     8.7500%   11/20/2010      6,556,811.17
                                                                  6,618,056.64     6.2500%   10/20/2002      6,586,460.68
                                                                  6,773,304.80     5.5000%   03/20/2010      6,724,353.35
                                                                  6,622,794.84     8.6800%   10/01/2009      6,758,025.86
                                                                  7,563,063.54     6.5000%   11/20/2006      7,478,137.95
                                                                 20,872,811.99     5.5000%   04/20/2002     20,784,018.31
                                                                 25,380,741.19     6.2500%   03/31/2004     25,368,561.47
                                                                 26,952,511.00     5.0000%   11/20/2004     26,796,907.81
                                                               ----------------                           ----------------
TOTAL COMMERCIAL MORTGAGE LOAN (33.24%) (Cost $418,864,240.09) $420,489,690.83                            $417,966,334.14


REAL ESTATE CONSTRUCTION LOAN

This information has been omitted and filed separately with    $      4,878.00     5.7500%   12/01/2002   $      4,059.53
the SEC.                                                              6,065.25     4.7500%   01/01/2003          6,059.66
                                                                     12,479.04     4.7500%   01/01/2003         12,467.55
                                                                     17,927.95     4.7500%   01/01/2003         17,911.44
                                                                     28,292.73     4.7500%   01/01/2003         28,266.68
                                                                     35,860.69     4.7500%   01/01/2003         35,827.67

                                       30

SCHEDULE OF INVESTMENTS

                                                                        LOAN         INTEREST
               CUSTOMER NAME                                          BALANCE          RATE     MATURITY      FAIR VALUE
---------------------------------------------                      ---------------   --------- -----------  ----------------
                                                                        37,817.14     4.7500%   01/01/2003         37,782.32
CONFIDENTIAL                                                           159,713.52     4.7500%   01/01/2003        159,566.45
------------                                                           224,590.61     5.7500%   04/01/2002        224,577.40
The information has been omitted and filed                             336,490.00     5.7500%   02/01/2002        324,282.13
separately with SEC.                                                   417,410.80     4.7500%   01/01/2003        415,507.54
                                                                       528,112.17     4.7500%   01/01/2003        525,704.15
                                                                       572,450.00     4.7500%   01/01/2003        577,476.90
                                                                       746,367.84     5.2500%   10/20/2002        744,944.66
                                                                       894,222.96     5.7500%   05/01/2002        887,695.90
                                                                       912,907.20     6.2500%   02/01/2002        913,245.77
                                                                     1,100,000.00     4.7500%   01/01/2003      1,094,984.36
                                                                     1,173,219.75     5.7500%   01/01/2002      1,172,743.80
                                                                     1,610,198.50     4.7500%   01/01/2003      1,608,715.84
                                                                     1,656,370.74     5.7500%   02/01/2002      1,658,399.64
                                                                     1,964,224.22     4.7500%   01/01/2003      1,957,859.67
                                                                     1,963,039.29     6.0000%   01/01/2002      1,962,018.31
                                                                     2,098,758.02     5.0000%   01/01/2002      2,097,277.31
                                                                     2,659,998.92     6.0000%   06/14/2003      2,626,608.14
                                                                     2,700,000.00     4.7500%   01/01/2003      2,697,513.86
                                                                     2,901,539.11     5.7500%   04/01/2003      2,826,637.50
                                                                     3,557,288.77**   5.7500%   12/01/2001      3,575,159.35
                                                                     5,723,949.19     5.7500%   07/01/2002      5,692,822.83
                                                                     6,113,077.39**   6.2500%   11/01/2001      6,185,392.42
                                                                     8,563,989.47     5.7500%   04/01/2002      8,561,964.91
                                                                    10,790,968.38     5.2500%   01/31/2002     10,778,478.64
                                                                    15,795,316.41     4.1406%   09/05/2002     15,547,079.21
                                                                  ----------------                           ----------------
TOTAL REAL ESTATE CONSTRUCTION LOAN (5.96%) (Cost $74,534,158.47) $ 75,307,524.06                            $ 74,959,031.58

                                       31

                                                PAR/CURRENT FACE                  INTEREST                    FAIR
             INDUSTRY/BORROWER                     (000'S)           COST           RATE     MATURITY         VALUE
---------------------------------------------   --------------- ---------------   --------- -----------  ----------------
CATHAY SECURITIES FUND, INC.

FHLB CALLABLE NOTES

FHLB Agency Note                               $ 10,000,000.00 $ 10,000,000.00     5.5900%   02/26/2004   $ 10,053,100.00
FHLB Agency Note                                 10,000,000.00   10,000,000.00     5.1250%   06/26/2007     10,053,100.00
                                               --------------- ---------------                            ---------------
TOTAL FHLB CALLABLE NOTES (1.60%)              $ 20,000,000.00 $ 20,000,000.00                            $ 20,106,200.00


MUNICIPAL BONDS

Redwood Falls Minn                              $   100,000.00  $   100,101.67     5.1000%   04/01/2002    $   100,881.00
Virginia Minn Indpt                                 170,000.00      170,018.76     4.5000%   04/01/2002        171,244.40
Alamo Hgts Tex                                      100,000.00       99,977.20     4.4500%   07/01/2002        101,441.00
South Shore Hbr Mun                                 100,000.00       99,961.34     6.5000%   09/01/2002        100,407.00
Mason & Kitsap Cntys                                200,000.00      200,000.00     4.7000%   12/01/2002        205,402.00
Rockford Minn Indpt                                 180,000.00      180,300.08     4.9000%   12/15/2002        185,382.00
Hutto Tex Indpt                                     100,000.00      100,000.00     5.0500%   02/01/2003        103,463.00
Glendale Ca.                                         20,000.00       19,992.64     6.3000%   05/01/2003         20,078.40
West Harris Cnty Tex                                110,000.00      109,885.05     4.5500%   06/01/2003        113,903.90
Eldora Iowa Cmnty                                   235,000.00      235,000.00     6.1000%   06/01/2003        239,422.70
Spencer Rd Pub Util                                 100,000.00       99,864.77     4.5000%   07/01/2003        101,466.00
Shreveport LA                                       500,000.00      500,000.00     8.7500%   07/01/2003        502,985.00
Elk River Minn                                      200,000.00      200,185.28     5.6000%   02/01/2004        208,100.00
Campbellsport Wisc                                  135,000.00      135,052.33     5.8000%   03/15/2004        136,175.85
Spencer Rd Pub Util                                 100,000.00       99,670.34     4.6000%   07/01/2004        101,516.00
El Centro Ca.                                       125,000.00      126,686.49     5.9000%   08/01/2004        135,090.00
Morehead St                                         340,000.00      339,610.54     6.0000%   11/01/2004        348,037.60
La Porte Texas                                      150,000.00      149,575.34     5.1500%   03/15/2005        151,107.00
Crandon Sch Dist Wis Forest                         310,000.00      310,000.00     4.7000%   03/15/2005        326,597.40
Pepin Wisc Area Sch                                 500,000.00      500,828.77     5.4500%   04/01/2005        521,845.00
Posen Michigan Cons Sch                             125,000.00      126,888.00     6.7000%   05/01/2005        134,617.50
Sheridan Cnty Wy                                    110,000.00      110,330.06     5.1000%   06/01/2005        117,405.20
Spencer Rd Pub Util                                 100,000.00       99,700.78     4.8000%   07/01/2005        101,615.00
Shreveport La                                       500,000.00      494,442.25     8.1000%   07/01/2005        502,715.00
El Centro Ca.                                       130,000.00      131,770.68     5.9000%   08/01/2005        140,483.20
Wilmette Ill Pk Dist                                175,000.00      175,000.00     6.0000%   11/01/2005        192,865.75
Parker Colorado Fire                                170,000.00      170,568.31     5.1000%   11/15/2005        181,849.00
Neenah Wi Wtr                                       125,000.00      125,814.66     5.6250%   12/01/2005        132,752.50
Clark Cnty Wash                                     235,000.00      233,030.66     4.4000%   12/01/2005        243,469.40
Cook Cnty Ill                                       500,000.00      501,655.45     5.6000%   12/01/2005        544,175.00
New London Conn                                     275,000.00      274,077.35     4.8000%   12/15/2005        287,707.75
Batavia Ill                                         130,000.00      130,089.76     5.6250%   01/01/2006        134,968.60
La Porte Tx                                         145,000.00      144,478.78     5.2500%   03/15/2006        146,100.55
Crandon Sch Dist Wis Forest                         320,000.00      319,374.29     4.7000%   03/15/2006        337,616.00
Hazelton Pennsylvania                               120,000.00      120,087.06     6.0000%   04/01/2006        121,326.00
Harris Cnty, TX                                     195,000.00      195,000.00     5.2500%   04/01/2006        208,792.35
Cypress Forest Pub                                  415,000.00      415,000.00     5.1500%   04/01/2006        431,546.05
Harris Cnty Texas                                   100,000.00       99,343.69     5.4500%   05/01/2006        106,548.00
Posen Michigan Cons Sch                             130,000.00      131,950.00     6.7000%   05/01/2006        140,000.90
First Colony Mun                                    130,000.00      130,000.00     5.5000%   05/01/2006        140,234.90
Cassopolis Michigan                                 290,000.00      290,000.00     6.3000%   05/01/2006        320,206.40
Sheridan Cnty Wy                                    115,000.00      115,344.02     5.2000%   06/01/2006        122,944.20
Central Lyon Cmnty                                  205,000.00      209,168.12     5.5000%   06/01/2006        222,919.05
Southeastern Cmnty                                  190,000.00      192,548.44     5.7500%   07/01/2006        208,665.60
La Joya Texas                                       200,000.00      199,215.72     4.7000%   08/01/2006        203,592.00
Brawley Calif                                       100,000.00      101,698.12     6.1000%   08/01/2006        111,348.00
El Centro Ca.                                       140,000.00      141,573.55     5.9000%   08/01/2006        153,085.80

                                       32

                                                PAR/CURRENT FACE                  INTEREST                    FAIR
             INDUSTRY/BORROWER                     (000'S)           COST           RATE     MATURITY         VALUE
---------------------------------------------   --------------- ---------------   --------- -----------  ----------------
Highland Village Tex                                155,000.00      154,690.69     5.6000%   08/15/2006        163,543.60
Chambers County                                     100,000.00       99,797.95     5.2500%   09/01/2006        106,354.00
Harris Cnty, TX                                     505,000.00      505,000.00     5.0500%   09/01/2006        537,527.05
Brookhaven Mississippi                              150,000.00      150,000.00     5.8000%   11/01/2006        158,038.50
Shutesbury Massachusetts                            110,000.00      110,000.00     6.0000%   11/01/2006        120,975.80
Alvin Tex                                           225,000.00      239,418.42     7.0000%   11/01/2006        256,097.25
Parker Colorado Fire                                465,000.00      466,911.40     5.2000%   11/15/2006        497,801.10
Northbrook ill.                                     205,000.00      204,158.42     5.1000%   12/01/2006        205,600.65
Clark Cnty Wash                                     150,000.00      149,074.73     4.5500%   12/01/2006        155,374.50
Neenah Wi Wtr                                       130,000.00      130,618.78     5.6250%   12/01/2006        138,026.20
Two Rivers Wisconsin Pub                            100,000.00      100,919.52     6.7500%   02/15/2007        111,401.00
Alpine Tex                                          165,000.00      166,371.44     6.2500%   02/15/2007        178,023.45
Bridge City Texas Indpt                             340,000.00      339,251.91     5.9000%   02/15/2007        374,054.40
Hazelton Pennsylvania                               100,000.00      100,048.86     6.0000%   04/01/2007        101,105.00
First Colony Mun                                    135,000.00      135,000.00     5.6000%   05/01/2007        145,875.60
Sheridan Cnty Wy                                    120,000.00      120,357.90     5.3000%   06/01/2007        128,401.20
San Luis Obispo                                     120,000.00      119,999.67     5.0000%   07/01/2007        127,462.80
La Joya Texas                                       200,000.00      198,612.27     4.7500%   08/01/2007        203,616.00
Brawley Calif                                       105,000.00      106,639.04     6.1000%   08/01/2007        117,655.65
El Centro Ca.                                       145,000.00      145,816.40     5.9000%   08/01/2007        158,693.80
Chambers County                                     100,000.00       99,762.66     5.3000%   09/01/2007        106,294.00
Harris Cnty, TX                                     540,000.00      540,000.00     5.2000%   09/01/2007        576,082.80
Woodland Texas Rd Util                              150,000.00      149,981.69     6.5500%   10/01/2007        165,057.00
Jefferson Franklin Etc                              150,000.00      150,600.76     5.5000%   11/01/2007        158,550.00
Brookhaven Mississippi                              175,000.00      175,000.00     5.9000%   11/01/2007        184,523.50
Shutesbury Massachusetts                            110,000.00      110,000.00     6.1000%   11/01/2007        121,448.80
Signal Hill CA                                      240,000.00      239,999.27     5.0000%   11/01/2007        254,680.80
Neenah Wi Wtr                                       140,000.00      140,421.33     5.6250%   12/01/2007        148,565.20
King Cnty Wash Dist                                 300,000.00      301,173.59     5.9500%   12/01/2007        330,573.96
Batavia Ill                                         150,000.00      149,996.22     5.7500%   01/01/2008        155,989.50
Lee & ogle Cntys                                    350,000.00      350,072.17     5.7500%   01/30/2008        358,463.00
Bedford Texas                                       300,000.00      301,992.21     5.0000%   02/01/2008        318,051.00
Alice Tex CTFS Oblig                                605,000.00      610,390.39     4.9000%   02/01/2008        638,262.90
Downingtown Penn                                    300,000.00      301,553.57     6.6000%   02/01/2008        332,526.00
Alpine Tex                                          175,000.00      173,632.17     5.6000%   02/15/2008        186,196.50
Bridge City Texas Indpt                             360,000.00      360,000.00     6.0000%   02/15/2008        397,033.20
Pewaukee Wisc Sch Dist                              470,000.00      470,000.00     5.7500%   03/01/2008        508,746.80
Brodhead Wisconsin                                  350,000.00      349,488.60     5.7000%   04/01/2008        353,605.00
Brentwood Pa Sch Dist                               255,000.00      255,570.54     4.7000%   04/01/2008        266,120.55
Harris Cnty, TX                                     250,000.00      250,000.00     5.4500%   04/01/2008        269,232.50
Posen Michigan Cons Sch                             150,000.00      152,211.67     6.7000%   05/01/2008        161,541.00
First Colony Mun                                    145,000.00      145,000.00     5.7000%   05/01/2008        156,923.35
Sioux Central Cmnty                                 245,000.00      245,000.00     5.7500%   05/01/2008        266,417.90
San Luis Obispo                                     125,000.00      124,658.17     5.1000%   07/01/2008        133,007.50
La Joya Texas                                       200,000.00      198,407.67     4.8500%   08/01/2008        203,666.00
Pittsburg Calif Uni Sch Dist                        185,000.00      184,999.48     4.8500%   08/01/2008        193,787.50
Brawley Calif                                       110,000.00      111,400.78     6.1000%   08/01/2008        123,668.60
Highland Village Tex                                180,000.00      179,518.93     5.8000%   08/15/2008        190,423.80
Chambers County                                     100,000.00       99,467.44     5.3500%   09/01/2008        106,159.00
Upland Calif Uni Sch Dist                           275,000.00      275,000.00     4.9000%   09/01/2008        286,918.50
Harris Cnty, TX                                     345,000.00      345,000.00     5.3000%   09/01/2008        368,018.40
Woodland Texas Rd Util                              150,000.00      149,744.36     6.6000%   10/01/2008        165,228.00
Jefferson Franklin Etc                              150,000.00      150,598.98     5.6000%   11/01/2008        158,704.50
Shutesbury Massachusetts                            110,000.00      110,000.00     6.2000%   11/01/2008        121,715.00
Signal Hill CA                                      250,000.00      249,999.22     5.1000%   11/01/2008        265,555.00
Bainbridge Is Fire Prot Dist                        315,000.00      315,000.00     4.7000%   12/01/2008        327,001.50
Snohomish Cnty Wash/Stanwood                        175,000.00      175,000.00     5.4000%   12/01/2008        187,531.75
Batavia Ill                                         160,000.00      159,555.93     5.7500%   01/01/2009        166,299.20

                                                PAR/CURRENT FACE                  INTEREST                    FAIR
             INDUSTRY/BORROWER                     (000'S)           COST           RATE     MATURITY         VALUE
---------------------------------------------   --------------- ---------------   --------- -----------  ----------------
Dyer Indiana UT                                     145,000.00      144,568.56     4.8000%   01/16/2009        151,245.15
Alpine Tex                                          185,000.00      182,968.22     5.6000%   02/15/2009        196,534.75
Grapevine Texas                                     210,000.00      211,961.71     6.6000%   02/15/2009        228,110.40
Harris Cnty, TX                                     250,000.00      250,000.00     5.5500%   04/01/2009        270,007.50
So Redford Michigan                                 590,000.00      589,252.39     4.1500%   05/01/2009        591,085.60
First Colony Mun                                    155,000.00      155,000.00     5.7500%   05/01/2009        167,696.05
Ewing Township                                      345,000.00      345,000.00     5.4500%   06/01/2009        368,032.20
San Luis Obispo                                     135,000.00      134,586.28     5.2500%   07/01/2009        144,234.00
Bastrop Tex                                         200,000.00      199,365.03     4.9000%   08/01/2009        208,802.00
Pittsburg Calif Uni Sch Dist                        195,000.00      194,999.73     5.0000%   08/01/2009        204,691.50
Brawley Calif                                       120,000.00      121,020.15     6.1000%   08/01/2009        135,405.60
Highland Village Tex                                140,000.00      139,583.40     5.9000%   08/15/2009        148,306.20
Chambers County                                     110,000.00      109,346.20     5.4500%   09/01/2009        116,899.20
Upland Calif Uni Sch Dist                           260,000.00      260,000.00     5.0000%   09/01/2009        271,182.60
Sheboygan Wisc                                      225,000.00      223,001.87     5.7500%   09/01/2009        246,780.00
Santa Cruz CA Agy Tax                               240,000.00      240,000.00     5.1000%   10/01/2009        253,065.60
Woodland Texas Rd Util                              150,000.00      149,732.22     6.7000%   10/01/2009        165,613.50
Signal Hill CA                                      265,000.00      264,999.16     5.2000%   11/01/2009        282,140.20
City Of University Place                            280,000.00      279,083.24     4.9000%   12/01/2009        292,485.20
Buffalo Grove IL                                    200,000.00      200,000.00     5.7000%   12/30/2009        212,496.00
Dyer Indiana UT                                     155,000.00      153,468.46     4.8000%   01/16/2010        160,869.85
Harris Cnty, TX                                     250,000.00      250,000.00     5.6000%   04/01/2010        270,395.00
First Colony Mun                                    160,000.00      160,000.00     5.8000%   05/01/2010        173,168.00
Harris Cnty Texas                                   400,000.00      395,861.57     5.8000%   05/01/2010        428,104.00
Walnut Iowa Cmnty Sch Dist                          135,000.00      134,068.68     4.7000%   06/01/2010        138,754.35
San Luis Obispo                                     145,000.00      144,075.16     5.2500%   07/01/2010        154,433.70
Yavapai Cnty Ariz Uni Dist                          550,000.00      551,879.71     5.0000%   07/01/2010        579,293.00
Pittsburg Calif Uni Sch Dist                        205,000.00      204,999.93     5.1000%   08/01/2010        215,442.70
Dallas Cnty Texas                                   475,000.00      467,262.85     5.6000%   09/01/2010        487,426.00
Santa Cruz CA Agy Tax                               255,000.00      255,000.00     5.2000%   10/01/2010        269,287.65
Kitsap Cnty Wash Pub                                255,000.00      256,936.06     5.0000%   12/01/2010        266,582.10
Bartlett Ill Pk                                     275,000.00      275,603.40     4.3000%   12/15/2010        273,770.75
Battle Lake Minn Indpt SD                           455,000.00      453,281.11     4.1500%   02/01/2011        448,184.10
Brooklyn Center Police                              655,000.00      652,588.46     4.8000%   02/01/2011        671,872.80
Mount Pleasant Texas                                245,000.00      245,000.00     4.2500%   03/15/2011        242,608.80
Fergus Falls Perm Impt                              200,000.00      201,204.86     5.0000%   05/01/2011        207,494.00
Walnut Iowa Cmnty Sch Dist                          145,000.00      143,909.97     4.8000%   06/01/2011        148,991.85
Saint helena Ca Wtr                                 520,000.00      520,000.00     5.3500%   06/01/2011        551,418.40
Pittsburg Calif Uni Sch Dist                        215,000.00      214,998.53     5.2000%   08/01/2011        226,216.55
Kitsap Cnty Wash Pub                                270,000.00      271,360.76     5.0000%   12/01/2011        280,548.90
Stanwood Washington SD                              500,000.00      500,000.00     4.2500%   12/15/2011        491,245.00
Aitkin County Minn                                  355,000.00      352,143.58     4.2500%   01/01/2012        348,159.15
New Freedom Boro Auth Pa                            545,000.00      545,000.00     4.8000%   01/01/2012        556,570.35
Underwood Minn Indpt SD                             315,000.00      315,000.00     4.3500%   02/01/2012        311,431.05
Highland Village Tex                                145,000.00      144,417.22     4.8000%   02/15/2012        148,348.05
Maverick County                                     465,000.00      467,465.21     4.4500%   03/01/2012        463,149.30
Darlington Wis Cmnty SD                             340,000.00      337,231.05     4.4000%   03/01/2012        337,317.40
Milton Wis School Dist                              500,000.00      493,988.13     4.6500%   03/01/2012        505,310.00
Morris TWP NJ S.D.                                  490,000.00      490,000.00     4.4000%   03/15/2012        486,006.50
Cherokee Iowa Community S.D.                        450,000.00      448,117.92     4.3000%   05/01/2012        442,282.50
Lake Mills Iowa Community SD                        205,000.00      204,999.00     4.3500%   05/01/2012        202,199.70
Center Point-Urbana Cmnty                           170,000.00      170,000.00     4.8000%   05/01/2012        172,740.40
Yuma Arizona RFDG                                   500,000.00      515,820.15     4.9000%   07/01/2012        515,235.00
Benecia Calif Uni Sch Dist                          325,000.00      325,000.00     4.8500%   08/01/2012        333,898.50
Spring Tex Indpt Sch Dist                           200,000.00      198,363.47     5.0000%   08/15/2012        207,580.00
Red Oak Tex Indpt                                   240,000.00      241,635.06     5.3000%   08/15/2012        255,470.40
Sedgwick County Kansas                              200,000.00      200,000.00     4.3000%   09/01/2012        195,912.00
Springfield TWP SD PA                               425,000.00      414,777.36     5.2000%   09/01/2012        443,045.50

                                                PAR/CURRENT FACE                  INTEREST                    FAIR
             INDUSTRY/BORROWER                     (000'S)           COST           RATE     MATURITY         VALUE
---------------------------------------------   --------------- ---------------   --------- -----------  ----------------
Christian Shelby                                    450,000.00      453,941.40     4.4000%   11/01/2012        444,051.00
Center Point-Urbana Cmnty                           175,000.00      175,000.00     4.8000%   11/01/2012        177,243.50
Pacific County Washington                           645,000.00      661,101.61     4.7500%   12/01/2012        654,262.20
Algonquin Ill Area Pub Library                      400,000.00      393,118.93     4.3000%   12/30/2012        390,880.00
Port Bellingham Washington                          500,000.00      500,000.00     4.4000%   01/01/2013        492,705.00
Creskill Gen Impt NJ                                200,000.00      200,000.00     4.7500%   01/01/2013        202,728.00
Honey Creek-Vigo                                    185,000.00      186,365.20     5.0000%   01/01/2013        191,500.90
Somerville NJ                                       400,000.00      393,028.87     4.2000%   02/01/2013        387,320.00
Kandiyohi County Minn                               350,000.00      347,122.10     4.3000%   02/01/2013        341,414.50
Mc Henry Illinois                                   525,000.00      522,703.86     4.4000%   02/01/2013        517,492.50
Kinnelon NJ SD                                      445,000.00      445,000.00     4.4000%   02/01/2013        439,855.80
DeKalb Kandall & LaSalle                            560,000.00      557,550.54     4.4000%   02/01/2013        552,479.20
Madison County                                      450,000.00      451,337.19     4.5000%   02/01/2013        446,841.00
North Branch Minn Indpt SD                          220,000.00      222,325.94     4.5000%   02/01/2013        218,352.20
East Cent Mo Jr College                             770,000.00      770,000.00     4.3750%   02/15/2013        756,409.50
Frisco Texas Combination                            450,000.00      448,013.13     4.3000%   02/15/2013        439,029.00
Highland Village Tex                                150,000.00      148,717.05     4.8000%   02/15/2013        152,494.50
Marinette Wis SD                                    360,000.00      360,000.00     4.5000%   03/01/2013        357,390.00
Ovid Elsie Michigan                                 505,000.00      505,000.00     4.4000%   05/01/2013        496,137.25
Cadillac Michigan Area PS                           500,000.00      497,762.35     4.3500%   05/01/2013        489,120.00
Haslett Mich Pub SD                                 500,000.00      497,762.23     4.3500%   05/01/2013        489,390.00
Cherokee Iowa Community S.D.                        470,000.00      465,816.13     4.3000%   05/01/2013        457,780.00
Eaton Mich Inter SD                                 275,000.00      275,000.00     4.5500%   05/01/2013        273,638.75
Rockwood Michigan                                   260,000.00      258,844.30     4.5000%   05/01/2013        257,813.40
Van Buren Iowa Cmnty Sch                            230,000.00      226,498.90     4.6250%   05/01/2013        229,933.30
Bettendorf Iowa UT                                  250,000.00      245,633.55     4.6000%   06/01/2013        249,275.00
Covington -Pub Impt VA                              115,000.00      113,989.65     4.6500%   06/15/2013        115,026.45
Alamo Heights Tex                                   500,000.00      500,000.00     4.4000%   07/01/2013        490,875.00
Maricopa County Ariz                                300,000.00      305,259.70     4.7000%   07/01/2013        302,331.00
Honey Creek-Vigo                                    195,000.00      196,438.99     5.0000%   07/01/2013        201,302.40
Benecia Calif Uni Sch Dist                          360,000.00      360,000.00     4.9000%   08/01/2013        369,151.20
Buna Texas Isd                                      370,000.00      356,983.74     4.5000%   08/15/2013        365,782.00
West Deptford TWP                                   410,000.00      416,050.07     4.6000%   09/01/2013        409,093.90
Butler USD #205                                     400,000.00      381,978.11     4.0000%   09/01/2013        377,784.00
Wabash Genl Hospital                                355,000.00      351,784.29     4.4000%   09/01/2013        347,697.65
Shawano-Gresham Sch Dist                            200,000.00      203,471.10     5.1000%   10/01/2013        207,286.00
Christian Shelby                                    475,000.00      476,365.91     4.4000%   11/01/2013        464,664.00
Chippewa County MI                                  295,000.00      290,947.45     4.3000%   11/01/2013        285,999.55
Ford Mclean Livingston                              430,000.00      430,000.00     4.4500%   12/01/2013        422,229.90
Oregon City Ohio Ref & Impt                         250,000.00      251,812.99     4.5500%   12/01/2013        248,195.00
Teller County Colorado                              285,000.00      283,843.50     4.5000%   12/01/2013        281,380.50
Bainbridge Is Wash Fire Dept                        200,000.00      202,535.70     5.1000%   12/01/2013        207,152.00
King Cnty Wash Dist                                 500,000.00      495,492.44     4.7500%   12/01/2013        503,905.00
Miamisburg Ohio City Sch                            360,000.00      398,840.72     6.0000%   12/01/2013        407,394.00
Dupage, Cook & Kane Cnties                          500,000.00      500,000.00     4.4000%   12/15/2013        488,425.00
East Quoge NY                                       420,000.00      423,071.95     4.5000%   12/15/2013        414,607.20
Southwick Mass                                      335,000.00      335,000.00     4.4000%   12/15/2013        327,727.15
Fremont Ill Pub Library Dist                        500,000.00      490,752.76     4.2000%   12/30/2013        479,595.00
East Moline Illinois                                275,000.00      268,640.57     4.2000%   01/15/2014        263,483.00
Carroll Stephenson & Ogle                           500,000.00      495,357.37     4.4000%   02/01/2014        487,820.00
Randolph TWP Morris Cnty                            155,000.00      156,395.50     4.5500%   02/01/2014        153,341.50
Madison County Ill SD                               200,000.00      200,000.00     4.5000%   02/01/2014        196,984.00
Rowlett Tex                                         245,000.00      241,753.83     5.3000%   02/15/2014        257,928.65
Albany ORE                                          375,000.00      375,000.00     4.5500%   03/01/2014        370,860.00
Beauregard Parish LA SD                             320,000.00      320,000.00     4.5500%   03/01/2014        316,467.20
Shullsburg Wisconsin SD                             420,000.00      416,069.72     4.5000%   04/01/2014        413,225.40
Breckenridge Michigan                               320,000.00      320,000.00     4.5000%   05/01/2014        314,441.60
Harper Woods Mich                                   500,000.00      480,082.44     4.1250%   05/01/2014        474,830.00

                                                PAR/CURRENT FACE                  INTEREST                    FAIR
             INDUSTRY/BORROWER                     (000'S)           COST           RATE     MATURITY         VALUE
---------------------------------------------   --------------- ---------------   --------- -----------  ----------------
Rockwood Michigan                                   280,000.00      277,370.18     4.5000%   05/01/2014        275,321.20
Galva-Holstein Iowa CSD                             380,000.00      400,575.90     5.5000%   05/01/2014        404,152.80
Washington County SD                                710,000.00      712,197.00     4.5000%   06/01/2014        697,660.20
Keokuk IA Cmnty Sch dis                             285,000.00      284,999.64     5.4500%   06/01/2014        303,476.55
Gurnee Il                                           395,000.00      390,453.99     5.3750%   12/15/2014        415,828.35
Lake County IL Cmnty                                600,000.00      566,776.71     4.8500%   01/01/2015        607,158.00
Paynesville Minn Indpt                              270,000.00      268,668.82     4.5000%   02/01/2015        264,708.00
Champaign Cnty Il                                   250,000.00      250,710.12     5.5500%   02/01/2015        267,190.00
Faulkey Gully Mun                                   250,000.00      248,815.82     5.4000%   03/01/2015        263,690.00
Lemont Ill                                          350,000.00      358,931.63     4.7500%   12/01/2015        348,400.50
Mount Prospect Ill                                  280,000.00      280,000.00     4.5000%   12/01/2015        269,511.20
Warner Baird Mich Dist                              280,000.00      278,521.60     4.5000%   05/01/2016        270,874.80
                                               --------------- ---------------                            ---------------
TOTAL MUNICIPAL BONDS (5.22%)                  $ 64,065,000.00 $ 64,021,254.56                            $ 65,688,361.91


CORPORATE BONDS

Citicorp                                       $  7,000,000.00 $  6,929,314.74     9.5000%   02/01/2002   $  6,945,137.07
Ford Motor Credit                                 5,000,000.00    4,929,076.69     6.5000%   02/28/2002      4,963,612.19
Charles Schwab Corp                              10,000,000.00    9,855,802.13     7.8000%   05/02/2003     10,408,224.38
Amer General Finance                              9,000,000.00    8,983,739.26     5.7500%   11/01/2003      9,343,170.00
Farmer Ins Exchange                               5,000,000.00    5,332,409.24     8.5000%   08/01/2004      5,284,250.00
Morgan JP & Co                                   12,000,000.00   12,578,796.08     7.6250%   09/15/2004     12,994,920.00
Allstate Corp                                     5,000,000.00    4,909,352.29     7.8750%   05/01/2005      5,381,812.19
Allstate Corp                                     5,000,000.00    4,967,391.13     7.8750%   05/01/2005      5,381,812.19
Mass Transit Railway                                600,000.00      595,533.88     7.2500%   10/01/2005        636,145.45
Mass Transit Railway                              2,000,000.00    1,988,960.80     7.2500%   10/01/2005      2,120,484.88
Motorola Inc.                                    10,000,000.00   10,034,459.25     6.7500%   02/01/2006     10,001,600.00
China Light and Power                             1,000,000.00      991,093.46     7.5000%   04/15/2006      1,071,192.44
China Light and Power                             1,000,000.00      988,482.51     7.5000%   04/15/2006      1,071,192.44
Citigroup Inc.                                   11,000,000.00   11,182,716.38     5.5000%   08/09/2006     11,012,016.82
J P Morgan Chase & Co                             5,000,000.00    5,029,278.63     5.6250%   08/15/2006      5,078,550.00
Mass Transit Rwy                                  5,000,000.00    5,032,151.02     7.5000%   02/04/2009      5,424,300.00
Coca-cola Enterprises                             5,000,000.00    4,792,489.31     7.1250%   09/30/2009      5,289,512.19
Kowloon-Canton Railway                            5,000,000.00    5,509,678.71     8.0000%   03/15/2010      5,635,950.00
MTR Corp LTD                                      5,000,000.00    5,397,308.71     7.5000%   11/08/2010      5,468,900.00
                                               --------------- ---------------                            ---------------
TOTAL CORPORATE BONDS (9.03%)                  $108,600,000.00 $110,028,034.22                            $113,512,782.24

FNMA MORTGAGE BACKED SECURITIES

FNMA 341599                                    $    528,942.41 $    528,374.96     6.5000%   05/01/2004   $    536,754.89
FNMA 402774                                       3,215,366.60    3,215,944.14     6.5000%   06/01/2004      3,267,905.69
FNMA 190534                                       1,654,970.98    1,630,824.92     6.0000%   12/01/2008      1,684,247.42
FNMA 303664                                       4,739,809.20    4,748,168.88     6.5000%   12/01/2008      4,871,291.51
FNMA 619975                                       4,964,338.00    4,951,962.50     5.5000%   12/01/2008      4,947,657.82
FNMA 190584                                       3,758,355.63    3,764,266.93     6.5000%   01/01/2009      3,857,050.05
FNMA 313658                                       8,287,506.80    8,332,079.72     6.0000%   12/01/2009      8,409,581.78
FNMA 353132                                       3,386,133.05    3,417,272.46     6.5000%   06/01/2011      3,469,804.40
FNMA 250023                                       3,581,926.87    3,587,391.45     7.0000%   03/01/2014      3,781,332.74
FNMA 341579                                         817,309.10      813,011.33     7.0000%   09/01/2014        862,334.66
FNMA 336867                                         672,326.47      674,356.18     7.5000%   06/01/2025        698,056.40
FNMA 488235                                       1,081,181.64    1,089,099.34     6.5000%   02/01/2029      1,084,014.34
FNMA 492222                                       2,318,209.84    2,280,265.61     6.0000%   02/01/2029      2,275,809.78
                                               --------------- ---------------                            ---------------
TOTAL FNMA MORTGAGE BACKED SECURITIES (3.16%)  $ 39,006,376.59 $ 39,033,018.42                            $ 39,745,841.48


FHLMC MORTGAGE BACKED SECURITIES

                                                PAR/CURRENT FACE                  INTEREST                    FAIR
             INDUSTRY/BORROWER                     (000'S)           COST           RATE     MATURITY         VALUE
---------------------------------------------   --------------- ---------------   --------- -----------  ----------------
FHLMC 219122                                          5,113.04        5,113.04     8.5000%   06/01/2002          5,151.08
FHLMC M10161                                        266,882.62      255,699.52     6.0000%   01/01/2004        259,266.60
FHLMC M90672                                      4,665,373.50    4,745,180.29     6.0000%   08/01/2006      4,844,850.42
FHLMC M90672                                      4,665,373.50    4,745,180.29     6.0000%   08/01/2006      4,844,850.42
FHLMC E43579                                        921,959.76      925,724.88     6.5000%   01/01/2008        946,004.47
FHLMC M10376                                      1,815,612.12    1,821,150.96     6.5000%   07/01/2010      1,874,002.21
FHLMC M10586                                      6,070,000.93    6,133,499.78     6.0000%   11/01/2010      6,177,500.65
FHLMC M10778                                      3,874,693.00    3,901,719.44     6.5000%   12/01/2010      4,004,533.96
FHLMC E72141                                      6,518,420.00    6,511,684.29     6.0000%   09/01/2013      6,572,718.44
FHLMC G30048                                      3,135,782.19    3,129,328.96     7.0000%   01/01/2016      3,323,145.18
FHLMC M00143                                        613,640.47      593,596.05     7.5000%   06/01/2023        612,445.73
FHLMC C11367                                      1,674,287.67    1,676,117.56     6.5000%   06/01/2028      1,681,520.59
                                               --------------- ---------------                            ---------------
TOTAL FHLMC MORTGAGE BACKED SECURITIES (2.80%) $ 34,227,138.80 $ 34,443,995.06                            $ 35,145,989.75

GNMA MORTGAGE BACKED SECURITIES

GN 346912                                      $    309,317.89 $    301,727.19     6.5000%   11/15/2008   $    311,789.75
GN 346907                                           512,249.20      499,681.37     6.5000%   11/15/2008        516,506.67
GN 345973                                           433,186.37      422,558.18     6.5000%   11/15/2008        436,648.11
GN 178796                                            40,014.01       41,592.74     9.5000%   09/15/2016         41,558.61
GN 193888                                            68,885.13       71,724.76     9.5000%   11/15/2016         71,518.70
GN 182783                                            68,575.10       71,312.95     9.5000%   11/15/2016         71,085.04
GN 248935                                            15,120.93       15,278.88     8.5000%   06/15/2018         15,884.41
GN 285195                                             9,358.17        9,460.10     8.5000%   12/15/2019          9,827.97
GN 129290                                            20,627.77       20,855.26     8.5000%   01/15/2020         21,661.25
GN 286338                                           138,537.33      140,078.12     8.5000%   02/15/2020        145,476.85
GN 284103                                            86,906.81       90,801.04    10.0000%   04/15/2020         91,645.96
GN 168309                                             3,249.25        3,285.65     8.5000%   06/15/2020          3,411.94
GN 295965                                            89,150.45       93,221.70     9.5000%   02/15/2021         92,535.61
GN 303968                                           117,830.26      123,170.84     9.5000%   03/15/2021        122,256.13
GN 309093                                             2,764.86        2,794.14     8.5000%   10/15/2021          2,899.95
GN 310668                                            38,746.94       39,185.21     8.5000%   11/15/2021         40,700.61
GN 218430                                             1,924.24        1,945.98     8.5000%   12/15/2021          2,020.00
GN 361039                                           392,336.73      380,380.34     7.0000%   07/15/2023        392,749.21
GN 412508                                         1,248,417.13    1,210,203.91     7.0000%   10/15/2025      1,248,618.55
GN 425860                                           699,709.17      678,278.08     7.0000%   01/15/2026        699,024.39
GN 382082                                           448,027.46      434,320.72     7.0000%   01/15/2026        447,553.15
GN 420707                                         1,470,889.38    1,425,830.83     7.0000%   02/15/2026      1,469,273.37
GN 426266                                           377,798.43      366,244.72     7.0000%   02/15/2026        377,307.80
GN 431218                                         1,284,727.57    1,286,694.07     7.7500%   09/15/2026      1,339,071.55
                                               --------------- ---------------                            ---------------
TOTAL GNMA MORTGAGE BACKED SECURITIES (0.63%)  $  7,878,350.58 $  7,730,626.78                            $  7,971,025.58


COLLATERAL MORTGAGE OBLIGATION

                                               $  1,352,818.23 $  1,293,180.59     6.0000%   08/25/2007   $  1,318,281.11
CMO FHLMC 2132 LO                                 8,648,255.41    8,790,222.30     6.5000%   05/15/2008      8,973,775.74
CMO-FNR 1994-48                                     122,074.75      116,445.43     6.0000%   09/25/2008        116,567.99
CMO FHLMC 2132 CD                                 2,410,000.00    2,425,813.19     6.0000%   09/15/2024      2,421,037.80
CMO FHLMC 2379 HB                                 5,000,000.00    5,016,234.39     5.8000%   12/15/2024      4,984,400.00
                                               --------------- ---------------                            ---------------
TOTAL COLLATERAL MORTGAGE OBLIGATION (1.42%)   $ 17,533,148.39 $ 17,641,895.90                            $ 17,814,062.64


CMO-WHOLE LOAN

REMIC PAC(11) RFMSI                            $  4,171,855.08 $  4,197,409.82     7.5000%   09/25/2007   $  4,176,819.59
REMIC:PAC(11), AS                                 1,103,673.90    1,096,798.67     6.7000%   12/25/2007      1,111,730.72
REMIC:PAC(11), AS                                 2,574,493.78    2,566,265.85     6.5500%   01/25/2008      2,600,573.40

                                                PAR/CURRENT FACE                  INTEREST                    FAIR
             INDUSTRY/BORROWER                     (000'S)           COST           RATE     MATURITY         VALUE
---------------------------------------------   --------------- ---------------   --------- -----------  ----------------
TAC(22),AS PHMS                                      63,360.77       63,336.97     7.0000%   07/25/2008         63,222.64
TAC(22),AS PHMS                                      39,614.32       39,707.67     7.0000%   07/25/2008         39,527.96
REMIC:SEQ SMSC                                    5,021,480.61    5,030,312.25     7.0000%   06/25/2009      5,256,988.05
REMIC SUPPORT BOND                                    6,021.32        5,946.26     7.0000%   09/25/2009          6,005.91
REMIC SEQ RFMSI                                   2,235,083.11    2,243,889.76     6.7500%   01/25/2011      2,272,364.30
REMIC SEQ AS GECMS                                  882,906.13      885,866.53     6.7500%   03/25/2011        887,117.59
REMIC:PNC MORTGAGE                                1,179,891.76    1,122,642.70     6.7500%   03/25/2013      1,144,684.79
REMIC SEQ AS CMC3                                   824,605.62      823,345.79     6.2500%   05/25/2014        825,727.08
                                               --------------- ---------------                            ---------------
TOTAL CMO-WHOLE LOAN (1.46%)                   $ 18,102,986.40 $ 18,075,522.27                            $ 18,384,762.03


                                               --------------- ---------------                            ---------------
Cathay Securities Fund, Inc. (25.32%)          $309,413,000.76 $310,974,347.21                            $318,369,025.63


 *Non-Income Producing
**Pending for Renewal
-------------------------------------------------------------------------------------------------------------------------

Total investments (87.00%) (Cost $1,084,826,985)                                                         $ 1,093,965,487
Other assets and liabilities, net (13.00%)                                                                   163,536,591
                                                                                                         ----------------
Net assets (100.00%)                                                                                     $ 1,257,502,078
                                                                                                         ================


-------------------------------------------------------------------------------------------------------------------------

Tax cost of investments                                                                                  $ 1,084,826,985
                                                                                                         ================

Gross appreciation on investments                                                                             14,636,078
Gross depreciation on investments                                                                             (5,497,576)
                                                                                                         ----------------

Net appreciation on investments                                                                          $     9,138,502
                                                                                                         ================




SEE ACCOMPANY NOTES TO FINANCIAL STATEMENTS.

                          INDEPENDENT AUDITORS' REPORT



To Shareholder and Board of Directors of
Cathay Securities Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Cathay Securities Fund, Inc. (the "Fund") as of December 31, 2001, the related statements of operations, cash flows and financial highlights for the year ended December 31, 2001, and the related statement of changes in net assets for the year ended December 31, 2001 and for the period from July 17, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodians and other procedures we considered necessary. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Fund has prepared and issued the financial statements of Cathay Securities Fund, Inc. as of December 31, 2001, the related statements of operations, cash flows and financial highlights for the year then ended, and the related statement of changes in net assets for the year ended December 31, 2001 and for the period from July 17, 2001 (commencement of operations) to December 31, 2000, including a complete schedule of investments. Our independent auditor's report on those financial statements (not included herein), dated March 15, 2002 expressed an unqualified opinion. Certain information relating to the names of individual borrowers in the schedule of investments contained in the accompanying financial statements has been deleted in connection with the Fund's pending request that such information be afforded confidential information.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cathay Securities Fund, Inc. as of December 31, 2001, the results of its operations, its cash flows and financial highlights for the year then ended, and the changes in its net assets for the year ended December 31, 2001 and for the period from July 17, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

                                                                    /s/ KPMG LLP

Los Angeles, California
March 15, 2002